UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-54
RIVERSOURCE INVESTMENT SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Portfolio of Investments
RiverSource Balanced Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (63.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.8%)
Honeywell International, Inc.	111,559		$4,354,148
United Technologies Corp.	87,648		5,689,231

Total			10,043,379

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	57,606		3,277,205

Airlines (1.1%)
AMR Corp.	94,092	(b,n)	637,944
Continental Airlines, Inc., Class B	65,032	(b)	1,430,704
Delta Air Lines, Inc.	122,881	(b)	1,443,852
UAL Corp.	63,540	(b,n)	1,306,382
US Airways Group, Inc.	145,726	(b,n)	1,254,701

Total			6,073,583

Automobiles (0.1%)
Ford Motor Co.	60,014	(b,n)	604,941

Biotechnology (0.7%)
Gilead Sciences, Inc.	114,114	(b)	3,911,828

Capital Markets (2.3%)
Morgan Stanley	223,224		5,181,029
The Bank of New York Mellon Corp.	68,013		1,679,241
The Goldman Sachs Group, Inc.	48,734		6,397,312

Total			13,257,582

Chemicals (2.3%)
Air Products & Chemicals, Inc.	42,103	(n)	2,728,695
EI du Pont de Nemours & Co.	217,995		7,540,448
The Dow Chemical Co.	132,981		3,154,309

Total			13,423,452

Commercial Banks (0.4%)
Wells Fargo & Co.	92,411		2,365,722

Communications Equipment (0.1%)
Nokia OYJ, ADR	40,966	(c,n)	333,873

Computers & Peripherals (3.0%)
Hewlett-Packard Co.	391,899		16,961,389

Diversified Financial Services (4.0%)
Bank of America Corp.	917,328		13,182,003
JPMorgan Chase & Co.	267,567		9,795,628

Total			22,977,631

Issuer	Shares		Value(a)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	210,345		5,088,246
Fairpoint Communications, Inc.	3,230	(b)	173
Verizon Communications, Inc.	183,232		5,134,160

Total			10,222,579

Electrical Equipment (0.8%)
ABB Ltd., ADR	140,902	(b,c)	2,434,787
Emerson Electric Co.	54,213		2,368,566

Total			4,803,353

Electronic Equipment, Instruments & Components (0.1%)
Tyco Electronics Ltd.	30,045	(c)	762,542

Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	94,243		3,917,682
Halliburton Co.	195,457		4,798,469
Schlumberger Ltd.	60,916		3,371,091
Transocean Ltd.	75,609	(b,c)	3,502,965

Total			15,590,207

Food & Staples Retailing (1.3%)
CVS Caremark Corp.	107,151		3,141,667
Wal-Mart Stores, Inc.	87,578		4,209,875

Total			7,351,542

Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	108,314		3,928,549

Health Care Providers & Services (0.3%)
WellPoint, Inc.	34,358	(b)	1,681,137

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp. Unit	118,224		3,575,094

Industrial Conglomerates (2.0%)
General Electric Co.	235,837		3,400,770
Siemens AG, ADR	47,140	(c)	4,220,444
Tyco International Ltd.	110,706	(c)	3,900,172

Total			11,521,386

Insurance (4.1%)
ACE Ltd.	111,853	(c)	5,758,192
Everest Re Group Ltd.	65,794	(c)	4,652,952
The Travelers Companies, Inc.	53,730		2,646,203
XL Group PLC	664,256	(c)	10,634,738

Total			23,692,085

IT Services (1.9%)
Accenture PLC, Class A	101,580	(c)	3,926,067
IBM Corp.	34,531		4,263,888
Mastercard, Inc., Class A	14,704		2,933,889

Total			11,123,844

Life Sciences Tools & Services (0.7%)
Thermo Fisher Scientific, Inc.	77,646	(b)	3,808,536

Issuer	Shares		Value(a)
Machinery (4.5%)
Caterpillar, Inc.	117,632	(n)	7,066,154
Deere & Co.	54,935		3,058,781
Eaton Corp.	66,206		4,332,521
Illinois Tool Works, Inc.	157,314		6,493,922
Ingersoll-Rand PLC	62,560	(c)	2,157,694
Parker Hannifin Corp.	50,889		2,822,304

Total			25,931,376

Media (1.0%)
Comcast Corp., Class A	99,888		1,735,055
Time Warner, Inc.	55,452		1,603,117
Viacom, Inc., Class B	75,675		2,373,925

Total			5,712,097

Metals & Mining (1.6%)
Freeport-McMoRan Copper & Gold, Inc.	48,156		2,847,464
Nucor Corp.	80,452		3,079,702
Rio Tinto PLC, ADR	29,593	(c)	1,290,255
Vale SA, ADR	51,839	(c,n)	1,262,280
Xstrata PLC	70,004	(c)	916,311

Total			9,396,012

Multiline Retail (1.3%)
Kohl’s Corp.	75,119	(b)	3,568,153
Target Corp.	83,732		4,117,102

Total			7,685,255

Multi-Utilities (0.7%)
Dominion Resources, Inc.	104,039		4,030,471

Oil, Gas & Consumable Fuels (6.8%)
Anadarko Petroleum Corp.	62,181		2,244,112
Apache Corp.	41,892		3,526,887
Chevron Corp.	163,012		11,061,994
ConocoPhillips	179,053		8,789,712
Devon Energy Corp.	36,639		2,232,048
Exxon Mobil Corp.	169,423		9,668,971
Ultra Petroleum Corp.	33,236	(b)	1,470,693

Total			38,994,417

Pharmaceuticals (4.0%)
Abbott Laboratories	51,626		2,415,064
Bristol-Myers Squibb Co.	279,596		6,973,124
Merck & Co., Inc.	228,903		8,004,739
Pfizer, Inc.	370,705		5,286,253

Total			22,679,180

Real Estate Investment Trusts (REITs) (0.1%)
Pebblebrook Hotel Trust	41,047	(b)	773,736

Road & Rail (0.2%)
CSX Corp.	20,431		1,013,991

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (2.7%)
Intel Corp.	612,953		11,921,936
LSI Corp.	224,045	(b)	1,030,607
Microchip Technology, Inc.	33,204	(n)	921,079
Xilinx, Inc.	61,794		1,560,916

Total			15,434,538

Software (2.6%)
Microsoft Corp.	190,257		4,377,814
Oracle Corp.	352,086		7,555,765
Symantec Corp.	198,274	(b)	2,752,043

Total			14,685,622

Specialty Retail (1.7%)
Best Buy Co., Inc.	128,593		4,354,159
Home Depot, Inc.	121,986		3,424,147
Staples, Inc.	100,711		1,918,545

Total			9,696,851

Tobacco (2.4%)
Lorillard, Inc.	157,743		11,354,341
Philip Morris International, Inc.	56,517		2,590,739

Total			13,945,080

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	496,134	(b,n)	2,103,608

Total Common Stocks (Cost: $334,554,407)			$363,373,673

Warrants (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts, Inc.	683	(b,l)	$58

Total Warrants (Cost: $—)			$58

Bonds (39.3%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$140,000		$146,662
06-15-35	6.625	205,000		210,854
Petroleos de Venezuela SA
04-12-17	5.250	384,000		205,440

Total				562,956

Sovereign (0.4%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	332,000		293,869
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	359,000	(o)	27,374
Colombia Government International Bond
01-27-17	7.375	200,000		233,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
El Salvador Government International Bond
06-15-35	7.650	68,000	(d)	72,080
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	81,000	(d)	91,530
10-12-35	8.500	100,000	(d)	126,250
Philippine Government International Bond
Senior Unsecured
01-14-31	7.750	300,000		347,639
Russian Foreign Bond — Eurobond
03-31-30	7.500	201,480	(d)	227,421
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	100,000		111,375
04-03-18	6.750	205,000		224,229
03-17-36	6.875	302,000		311,815
Uruguay Government International Bond
05-17-17	9.250	100,000		126,250
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	81,000		93,960
Venezuela Government International Bond
02-26-16	5.750	86,000		53,750
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	87,000		66,773

Total				2,407,315

Treasury (0.4%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	100,000		555,924
Indonesia Treasury Bond
(IDR)
Senior Unsecured
07-15-22	10.250	1,848,000,000		227,671
Mexican Bonos
(MXN)
12-17-15	8.000	14,670,000		1,222,528

Total				2,006,123

U.S. Government Obligations & Agencies (4.2%)
Federal Farm Credit Bank
02-07-13	3.400	205,000		217,232
Federal Home Loan Banks
05-20-11	2.625	60,000		61,160
05-27-11	0.625	540,000		540,159
12-28-11	1.000	100,000		100,645
11-17-17	5.000	140,000		159,759
Federal Home Loan Mortgage Corp.
02-09-15	2.875	300,000		312,516
Federal National Mortgage Association
08-12-10	3.250	35,000		35,123
11-19-12	4.750	195,000		212,535
06-12-17	5.375	70,000		81,562
U.S. Treasury
11-15-12	1.375	2,070,000		2,099,595
01-15-13	1.375	435,000		440,846
02-15-13	1.375	295,000		298,826

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
03-15-13	1.375	445,000		450,772
05-15-13	1.375	322,000		325,925
02-15-14	4.000	1,225,000		1,343,193
02-28-15	2.375	4,000,000		4,121,874
06-30-15	1.875	3,215,000		3,227,307
03-31-16	2.375	1,310,000		1,329,343
08-31-16	3.000	118,000		123,144
02-15-20	3.625	530,000		559,978
02-15-36	4.500	86,000		95,003
02-15-40	4.625	6,905,000		7,761,647
U.S. Treasury Inflation-Indexed Bond
07-15-17	2.625	420,728	(s)	474,628
01-15-29	2.500	482,291	(s)	545,134

Total				24,917,906

Asset-Backed (3.6%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.618	478,061	(i)	477,128
American Express Credit Account Master Trust
Series 2005-4 Class A
01-15-15	0.420	325,000	(i)	323,452
American Express Credit Account Master Trust
Series 2006-3 Class A
03-17-14	0.370	300,000	(i)	299,300
AmeriCredit Automobile Receivables Trust
Series 2007-CM Class A3B (NPFGC)
05-07-12	0.381	94,392	(e,i)	94,302
AmeriCredit Automobile Receivables Trust
Series 2007-DF Class A3A (AGM)
07-06-12	5.490	51,054	(e)	51,233
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03-17-14	1.660	350,000		352,812
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A
08-20-14	3.630	250,000	(d)	255,275
BA Credit Card Trust
Series 2008-A1 Class A1
04-15-13	0.930	575,000	(i)	575,908
BA Credit Card Trust
Series 2008-A5 Class A5
12-16-13	1.550	450,000	(i)	454,152
BMW Vehicle Lease Trust
Series 2009-1 Class A2
04-15-11	2.040	193,176		193,440
Capital Auto Receivables Asset Trust
Series 2007-SN2 Class A4
05-16-11	1.380	169,212	(d,i)	169,303
CarMax Auto Owner Trust
Series 2009-1 Class A4
12-16-13	5.810	300,000		325,752
Caterpillar Financial Asset Trust
Series 2008-A Class A3
04-25-14	4.940	46,632		47,480
Centex Home Equity
Series 2002-D Class M2
12-25-32	2.397	156,348	(i)	33,216

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	2,700,000	(d)	2,710,557
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	850,000	(d)	848,924
CIT Equipment Collateral
Series 2009-VT1 Class A2
06-15-11	2.200	416,638	(d)	417,120
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06-20-14	6.300	550,000		587,676
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	1,981,818	(d)	1,988,609
Countrywide Asset-Backed Certificates
Series 2006-4 Class 1A1M
07-25-36	0.607	166,162	(i)	105,548
Crown Castle Towers LLC
Senior Secured
01-15-15	4.523	650,000	(d)	713,895
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	1,350,000	(d,e)	1,315,359
Equifirst Mortgage Loan Trust
Series 2003-1 Class IF1
12-25-32	4.010	139,288		130,462
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Class A
12-15-14	2.000	350,000	(d,i)	355,983
GTP Towers Issuer LLC
02-15-15	4.436	200,000	(d)	211,257
Hertz Vehicle Financing LLC
Series 2005-1A Class A4 (NPFGC)
11-25-11	0.597	750,000	(d,e,i)	748,187
Hertz Vehicle Financing LLC
Series 2005-2A Class A5 (AMBAC)
11-25-11	0.597	375,000	(d,e,i)	374,093
Hertz Vehicle Financing LLC
Series 2005-2A Class A6 (AMBAC)
11-25-11	5.080	1,225,000	(d,e)	1,235,560
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	550,000	(d)	567,285
Hertz Vehicle Financing LLC
Series 2009-2A Class A2
03-25-16	5.290	500,000	(d)	529,615
Irwin Home Equity Corp.
Series 2005-A Class A3
02-25-34	0.727	56,330	(i)	49,439
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2 Class A2A
05-25-37	0.457	178,706	(i)	176,931
Morgan Stanley Resecuritization Trust
Series 2010-F Class A
06-17-13	0.600	450,000	(d,i)	446,063

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	4.630	1,350,000	(g)	79,190
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	1,900,000	(g)	175,494
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	296,524		280,037
Renaissance Home Equity Loan Trust
Series 2007-2 Class M4
06-25-37	6.313	190,000	(q)	6,399
Renaissance Home Equity Loan Trust
Series 2007-2 Class M5
06-25-37	6.660	125,000	(q)	2,743
Renaissance Home Equity Loan Trust
Series 2007-2 Class M6
06-25-37	7.006	180,000	(q)	2,051
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.400	583,750	(e,i)	579,431
SBA Tower Trust
04-15-15	4.254	500,000	(d)	520,755
Sierra Receivables Funding Co.
Series 2010-1A Class A1
07-20-26	4.480	148,116	(d)	149,951
Triad Auto Receivables Owner Trust
Series 2006-B Class A4 (AGM)
11-12-12	5.520	363,889	(e)	369,829
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	954,606	(e)	976,163
Volkswagen Auto Lease Trust
Series 2009-A Class A3
04-16-12	3.410	300,000		305,524

Total				20,612,883

Commercial Mortgage-Backed (4.2%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A4
07-10-43	4.668	375,000		388,521
Banc of America Commercial Mortgage, Inc.
Series 2005-6 Class A4
09-10-47	5.178	550,000		588,894
Banc of America Large Loan, Inc.
Series 2001-FMA Class C
12-13-16	6.763	150,000	(d)	150,970
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1
06-11-50	5.038	122,872		126,220
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2
11-15-30	5.676	1,303,857		1,344,142
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	350,000		356,711

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.223	375,000		398,546
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12-11-49	5.322	650,000		631,348
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.661	300,000	(d,i)	253,497
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4
12-10-49	5.816	800,000		826,872
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	415,000		428,781
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	87,484		87,866
Crown Castle Towers LLC
Series 2006-1A Class AFL
11-15-36	0.520	450,000	(d,i)	443,272
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
CMO Series K-006 Class B
12-26-46	5.357	200,000	(d)	172,462
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2
06-10-38	6.070	350,000		364,931
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	613,436	(d)	649,854
General Electric Capital Assurance Co.
Series 2003-1 Class A5
05-12-35	5.743	250,000	(d)	279,983
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	300,000		306,000
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	400,000		408,639
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A4
12-10-49	5.736	700,000		693,436
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	1,550,000		1,552,829
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
08-10-38	4.602	191,628		192,987
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.201	950,000	(d,i)	810,528
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4
08-10-45	5.808	1,910,000		1,875,867
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.808	575,000		72,796

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	247,611		255,453
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	158,524		162,560
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	298,561		298,505
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
07-15-41	4.475	876,258		897,739
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	200,000		204,788
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
12-15-44	5.195	600,000		639,659
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	150,000		159,097
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class A4
02-12-51	5.794	675,000		682,902
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	265,338	(d)	280,301
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C1 Class A1
06-15-43	3.853	300,000	(d)	307,548
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	650,000		663,176
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AAB
09-15-30	4.930	250,000		260,773
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	5.857	600,000		653,510
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	750,000		749,110
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1
02-12-51	4.706	150,032		153,150
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	1,075,000		1,081,719
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.797	475,000		518,529
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A
08-12-45	5.808	450,000	(d,i)	471,748
OBP Depositor LLC Trust
Series 2010-OBP Class A
07-15-45	4.646	350,000	(d,j)	352,188

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	600,000		611,608
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	350,000		363,171
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	700,000		730,319

Total				23,903,505

Residential Mortgage-Backed (11.8%)(f)
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2005-8 Class A4
08-25-35	5.105	875,000	(d,i)	696,002
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 2A2B
04-25-35	2.747	34,246	(i)	15,086
Chaseflex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	985,932		841,602
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1
05-25-35	4.750	1,750,000	(d)	1,741,250
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	32.110	497,624	(g)	54,669
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1
07-25-18	4.750	267,593		270,529
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	594,783	(d)	555,746
Federal Home Loan Mortgage Corp.
07-01-25	4.500	200,000	(j)	210,812
07-01-40	5.000	1,300,000	(j)	1,374,953
07-01-40	6.000	1,000,000	(j)	1,085,312
07-01-40	6.500	1,000,000	(j)	1,096,094
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.119	93,535	(i)	100,927
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	6.105	101,159	(i)	107,032
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	648,395		715,706
Federal Home Loan Mortgage Corp. #C65869
04-01-32	6.000	413,616		463,872
Federal Home Loan Mortgage Corp. #C67723
06-01-32	7.000	508,029		577,744
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	206,093		222,899
Federal Home Loan Mortgage Corp. #E93097
12-01-17	5.500	643,528		698,579
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	346,459		372,432
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	788,775		851,033
Federal Home Loan Mortgage Corp. #G01441
07-01-32	7.000	731,907		825,933

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2817 Class SA
06-15-32	20.000	414,577	(g)	23,123
Federal Home Loan Mortgage Corp.
CMO Series 1614 Class MZ
Trust Series Z
11-15-23	6.500	57,220	(h)	63,075
Federal Home Loan Mortgage Corp.
CMO Series 2576 Class KJ
02-15-33	5.500	174,771		175,000
Federal National Mortgage Association
07-01-25	4.500	600,000	(j)	632,906
07-01-25	5.000	3,170,000	(j)	3,381,994
07-01-40	5.000	5,000,000	(j)	5,289,845
07-01-40	5.500	10,000,000	(j)	10,734,380
07-01-40	6.000	6,680,000	(j)	7,244,667
07-01-40	6.500	3,150,000	(j)	3,449,741
Federal National Mortgage Association #190988
06-01-24	9.000	103,276		112,974
Federal National Mortgage Association #250322
08-01-25	7.500	212,215		240,971
Federal National Mortgage Association #254236
03-01-17	6.500	333,300		363,740
Federal National Mortgage Association #254383
06-01-32	7.500	159,059		181,050
Federal National Mortgage Association #256901
09-01-37	6.500	149,553		162,858
Federal National Mortgage Association #545008
06-01-31	7.000	745,155		855,383
Federal National Mortgage Association #545869
07-01-32	6.500	115,127		129,499
Federal National Mortgage Association #555376
04-01-18	4.500	735,086	(m)	785,128
Federal National Mortgage Association #555734
07-01-23	5.000	605,582		646,619
Federal National Mortgage Association #653730
09-01-32	6.500	573,486		647,587
Federal National Mortgage Association #654686
11-01-32	6.000	581,822	(m)	641,691
Federal National Mortgage Association #662061
09-01-32	6.500	334,102		373,015
Federal National Mortgage Association #670387
08-01-32	7.000	82,734	(m)	93,670
Federal National Mortgage Association #678028
09-01-17	6.000	1,077,000		1,174,351
Federal National Mortgage Association #688002
03-01-33	5.500	660,013		717,192
Federal National Mortgage Association #688691
03-01-33	5.500	257,466		277,677
Federal National Mortgage Association #689093
07-01-28	5.500	366,796		397,882
Federal National Mortgage Association #712057
07-01-18	4.500	214,854		229,481
Federal National Mortgage Association #720070
07-01-23	5.500	1,009,805		1,093,295
Federal National Mortgage Association #731019
07-01-33	5.500	550,298		601,103
Federal National Mortgage Association #732094
08-01-18	5.500	406,039		441,474

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #735579
06-01-35	5.000	1,799,933	(j)	1,912,785
Federal National Mortgage Association #745079
12-01-20	5.000	549,712		590,382
Federal National Mortgage Association #745392
12-01-20	4.500	116,122		123,864
Federal National Mortgage Association #747584
11-01-28	5.500	853,889		926,256
Federal National Mortgage Association #753085
12-01-33	6.500	577,277		644,598
Federal National Mortgage Association #768117
08-01-34	5.469	212,616	(i)	226,989
Federal National Mortgage Association #776962
04-01-29	5.000	1,210,137		1,293,120
Federal National Mortgage Association #804442
12-01-34	6.500	504,495		559,942
Federal National Mortgage Association #886764
08-01-36	6.027	87,339	(i)	93,002
Federal National Mortgage Association #895834
04-01-36	5.989	117,559	(i)	124,382
Federal National Mortgage Association #995753
05-01-24	4.500	2,521,424		2,665,101
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	0.658	1,188,939	(g)	163,162
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	5.340	298,629	(g)	26,803
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	11.100	180,792	(g)	8,753
GMAC Mortgage Corp. Loan Trust
CMO Series 2005-J1 Class A9
12-25-35	5.500	704,516		698,668
Government National Mortgage Association #604708
10-15-33	5.500	670,297		729,639
Government National Mortgage Association #616257
02-15-34	5.000	805,472		864,775
Government National Mortgage Association
CMO I.O. Series 2002-70 Class IC
08-20-32	1.000	385,359	(g)	63,102
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	0.000	18,570	(g)	268
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR3 Class 2A1B
03-25-36	5.544	177,511	(i)	94,363
MASTR Alternative Loans Trust
CMO Series 2004-4 Class 2A1
05-25-34	6.000	664,313		614,356
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	1,085,924		1,032,947
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	578,906		550,402

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-K Class 2A3
07-25-34	4.698	98,311	(i)	100,149

Total				68,147,391

Aerospace & Defense (0.1%)
L-3 Communications Corp.
07-15-13	6.125	130,000		131,300
10-15-15	6.375	216,000		216,000
Mantech International Corp.
04-15-18	7.250	24,000	(d)	24,120
Oshkosh Corp.
03-01-17	8.250	61,000		63,440
03-01-20	8.500	44,000		45,760
TransDigm, Inc.
07-15-14	7.750	85,000	(d)	85,000

Total				565,620

Automotive (0.3%)
Cooper-Standard Automotive, Inc.
Senior Notes
05-01-18	8.500	45,000	(d)	45,225
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250	1,180,000		1,499,780
Lear Corp.
03-15-18	7.875	130,000		130,325
03-15-20	8.125	49,000		49,123

Total				1,724,453

Banking (1.3%)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	445,000		455,639
Citigroup, Inc.
05-22-19	8.500	150,000		178,819
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	990,000		1,033,245
Export-Import Bank of Korea
Senior Unsecured
10-17-12	5.500	115,000	(c)	122,015
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	300,000	(c)	323,304
JPMorgan Chase & Co.
Senior Unsecured
06-24-15	3.400	395,000		395,326
04-23-19	6.300	1,115,000		1,258,858
Morgan Stanley
Senior Unsecured
04-01-18	6.625	360,000		377,328
01-26-20	5.500	1,235,000		1,196,972
The Goldman Sachs Group, Inc.
Senior Unsecured
02-15-19	7.500	1,285,000		1,436,260
03-15-20	5.375	520,000		513,820

Total				7,291,586

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Brokerage (—%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	810,000	(b,q)	165,038

Chemicals (0.4%)
Airgas, Inc.
10-01-18	7.125	190,000	(d)	203,775
Ashland, Inc.
06-01-17	9.125	75,000		82,125
CF Industries, Inc.
05-01-18	6.875	205,000		208,075
05-01-20	7.125	30,000		30,825
Chemtura Corp.
06-01-16	6.875	172,000	(b,q)	193,500
Hexion US Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	30,000		27,075
Invista
Senior Unsecured
05-01-12	9.250	47,000	(d)	47,470
LBI Escrow Corp.
Senior Secured
11-01-17	8.000	210,000	(d)	216,300
Nalco Co.
11-15-13	8.875	50,000		51,250
Nalco Co.
Senior Notes
05-15-17	8.250	232,000		240,120
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	53,000	(c)	52,735
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	980,000		1,199,631

Total				2,552,881

Construction Machinery (0.1%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	128,000	(d)	129,920
The Manitowoc Co., Inc.
11-01-13	7.125	200,000		193,000

Total				322,920

Consumer Cyclical Services (—%)
Live Nation Entertainment, Inc.
Senior Unsecured
05-15-18	8.125	20,000	(d)	19,250

Consumer Products (0.1%)
Jarden Corp.
05-01-16	8.000	130,000		133,575
Spectrum Brands Holdings, Inc.
Secured
06-15-18	9.500	80,000	(d)	83,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Visant Holding Corp.
Senior Discount Notes
12-01-13	10.250	100,000		102,125

Total				318,700

Electric (3.1%)
Arizona Public Service Co.
Senior Unsecured
10-15-11	6.375	15,000		15,876
08-01-16	6.250	260,000		290,573
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	560,000		652,622
CMS Energy Corp.
Senior Unsecured
02-01-20	6.250	180,000		169,650
Consumers Energy Co.
1st Mortgage
03-15-15	5.000	25,000		27,121
02-15-17	5.150	150,000		162,614
Dominion Resources, Inc.
Senior Unsecured
11-15-16	5.600	110,000		123,762
08-01-33	5.250	1,160,000		1,269,588
DTE Energy Co.
Senior Unsecured
05-15-14	7.625	915,000		1,069,325
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	520,000		585,264
Florida Power Corp.
1st Mortgage
06-15-38	6.400	110,000		131,467
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07-01-12	11.875	125,000		143,949
Majapahit Holding BV
10-17-16	7.750	100,000	(c,d)	109,750
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	140,000		147,419
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	384,607		379,799
Nevada Power Co.
01-15-15	5.875	300,000		334,290
05-15-18	6.500	290,000		331,044
08-01-18	6.500	505,000		576,135
Nisource Finance Corp.
03-01-13	6.150	1,075,000		1,172,290
07-15-14	5.400	220,000		237,656
09-15-17	5.250	1,080,000		1,112,215
09-15-20	5.450	540,000		556,171
NRG Energy, Inc.
02-01-16	7.375	515,000		512,425
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	110,000		120,735
Ohio Power Co.
Senior Unsecured
06-01-16	6.000	265,000		300,120

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Oncor Electric Delivery Co. LLC
Senior Secured
05-01-12	6.375	125,000		135,021
PacifiCorp
1st Mortgage
09-15-13	5.450	285,000		315,078
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	585,000		682,416
Progress Energy, Inc.
Senior Unsecured
03-15-14	6.050	300,000		334,012
12-01-39	6.000	355,000		382,639
Sierra Pacific Power Co.
05-15-16	6.000	1,555,000		1,742,175
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	305,000		345,544
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	1,515,000		1,935,445
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	470,000		534,663
The Toledo Edison Co.
1st Mortgage
05-01-20	7.250	95,000		115,097
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	195,000		208,827
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	375,000	(c)	395,070
03-15-40	6.500	230,000	(c)	237,250

Total				17,895,097

Entertainment (—%)
Regal Cinemas Corp.
07-15-19	8.625	75,000		75,375
Speedway Motorsports, Inc.
06-01-16	8.750	180,000		189,450

Total				264,825

Food and Beverage (1.1%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	345,000	(d)	396,693
11-15-14	5.375	690,000	(d)	754,390
04-15-20	5.000	210,000	(d)	219,562
Bacardi Ltd.
Senior Notes
04-01-14	7.450	95,000	(c,d)	110,763
Del Monte Corp.
10-15-19	7.500	240,000	(d)	245,400
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	970,000		1,126,558

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
02-01-18	6.125	455,000		516,379
02-09-40	6.500	285,000		315,886
Molson Coors Capital Finance ULC
09-22-10	4.850	605,000	(c)	610,427
SABMiller PLC
Senior Unsecured
01-15-14	5.700	1,380,000	(c,d)	1,525,468
07-15-18	6.500	310,000	(c,d)	360,668

Total				6,182,194

Gaming (—%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	94,000		77,315
MGM Resorts International
Senior Secured
11-15-17	11.125	120,000		132,300

Total				209,615

Gas Pipelines (1.5%)
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	915,000		950,506
04-01-13	7.875	340,000		389,597
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	2,607,000		3,003,928
El Paso Corp.
Senior Unsecured
12-12-13	12.000	110,000		127,050
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	230,000		268,876
04-15-17	5.950	795,000		868,590
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	10,000		10,300
06-01-16	9.375	65,000	(d)	69,388
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	1,085,000	(d)	1,149,517
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	255,000		246,713
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	385,000		405,457
04-15-16	6.400	846,000		961,617

Total				8,451,539

Health Care (0.4%)
Cardinal Health, Inc.
Senior Unsecured
06-15-12	5.650	415,000		445,743
CHS/Community Health Systems, Inc.
07-15-15	8.875	45,000		46,406
DaVita, Inc.
03-15-13	6.625	418,000		418,523

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
HCA, Inc.
Senior Secured
02-15-17	9.875	160,000		172,000
09-15-20	7.250	365,000		366,825
HCA, Inc.
Senior Secured Pay-in-kind
11-15-16	9.625	90,000	(r)	96,300
Omnicare, Inc.
06-01-13	6.125	40,000		39,300
06-01-20	7.750	65,000		66,300
Select Medical Corp.
02-01-15	7.625	403,000		378,820

Total				2,030,217

Home Construction (0.1%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	340,000		340,000

Independent Energy (0.8%)
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	320,000		304,988
09-15-16	5.950	560,000		481,990
Chesapeake Energy Corp.
01-15-16	6.625	150,000		152,438
Denbury Resources, Inc.
04-01-13	7.500	140,000		141,575
03-01-16	9.750	135,000		145,800
EnCana Corp.
Senior Unsecured
11-01-11	6.300	1,335,000	(c)	1,412,563
Forest Oil Corp.
02-15-14	8.500	285,000		297,113
Petrohawk Energy Corp.
08-01-14	10.500	190,000		204,725
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	10,000		10,300
Quicksilver Resources, Inc.
08-01-15	8.250	161,000		158,585
Range Resources Corp.
05-15-16	7.500	105,000		105,919
05-15-19	8.000	345,000		360,094
Woodside Finance Ltd.
11-10-14	4.500	515,000	(c,d)	529,160

Total				4,305,250

Integrated Energy (—%)
Petro-Canada
Senior Unsecured
07-15-13	4.000	65,000	(c)	68,137
TNK-BP Finance SA
03-13-18	7.875	100,000	(c,d)	105,000

Total				173,137

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Media Cable (0.4%)
Cablevision Systems Corp.
Senior Notes
09-15-17	8.625	180,000	(d)	183,600
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	57,000	(d)	57,143
04-30-20	8.125	25,000	(d)	25,563
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	510,000	(d)	530,399
Comcast Corp.
03-15-37	6.450	170,000		183,821
07-01-39	6.550	525,000		574,130
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	95,000		99,038
02-15-18	7.875	35,000		35,700
DISH DBS Corp.
10-01-14	6.625	75,000		75,000
02-01-16	7.125	280,000		280,700
09-01-19	7.875	145,000		150,800
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	200,000	(c,d)	196,439

Total				2,392,333

Media Non Cable (0.7%)
Lamar Media Corp.
04-01-14	9.750	175,000		190,750
04-15-18	7.875	31,000	(d)	31,194
Nielsen Finance LLC/Co.
08-01-14	10.000	95,000		97,138
Rainbow National Services LLC
09-01-12	8.750	80,000	(d)	80,200
Reed Elsevier Capital, Inc.
08-01-11	6.750	855,000		903,359
RR Donnelley & Sons Co.
Senior Unsecured
04-01-14	4.950	150,000		152,860
01-15-17	6.125	1,680,000		1,687,223
TCM Sub LLC
01-15-15	3.550	740,000	(d)	758,306

Total				3,901,030

Metals (0.3%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	980,000	(c)	1,224,648
Arch Western Finance LLC
07-01-13	6.750	185,000		185,463
Consol Energy, Inc.
04-01-17	8.000	60,000	(d)	62,250
04-01-20	8.250	40,000	(d)	41,850
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	157,000		155,430

Total				1,669,641

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Non Captive Diversified (0.3%)
Ally Financial, Inc.
03-15-20	8.000	251,000	(d)	245,353
CIT Group, Inc.
Senior Secured
05-01-16	7.000	270,000		246,375
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	1,015,000		1,120,693

Total				1,612,421

Oil Field Services (0.1%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	237,000	(c,d)	226,404
Gaz Capital SA for Gazprom
Senior Unsecured
11-22-16	6.212	200,000	(c,d)	201,760

Total				428,164

Other Industry (—%)
Valmont Industries, Inc.
04-20-20	6.625	267,000		272,132

Packaging (0.1%)
Ball Corp.
03-15-18	6.625	30,000		30,075
09-01-19	7.375	35,000		36,400
09-15-20	6.750	97,000		97,243
Crown Americas LLC/Capital Corp.
11-15-15	7.750	185,000		191,937
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	100,000	(d)	103,500
Greif, Inc.
Senior Unsecured
02-01-17	6.750	80,000		78,500
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	109,000	(d)	109,545

Total				647,200

Paper (0.1%)
Cascades, Inc.
12-15-17	7.750	280,000	(c)	278,600
Georgia-Pacific LLC
01-15-15	7.000	75,000	(d)	75,750
01-15-17	7.125	130,000	(d)	132,600
Graphic Packaging International, Inc.
06-15-17	9.500	60,000		62,700

Total				549,650

Pharmaceuticals (—%)
Mylan, Inc.
07-15-20	7.875	65,000	(d)	66,300

Railroads (0.1%)
CSX Corp.
Senior Unsecured
03-15-12	6.300	380,000		407,835

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Restaurants (—%)
Yum! Brands, Inc.
Senior Unsecured
11-15-37	6.875	80,000		91,838

Retailers (0.2%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	410,000		456,117
09-15-39	6.125	140,000		149,651
QVC, Inc.
Senior Secured
04-15-17	7.125	131,000	(d)	129,035
10-15-20	7.375	131,000	(d)	128,053

Total				862,856

Technology (0.1%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	101,000	(d)	98,475
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	201,000	(d)	198,990
01-15-20	6.875	27,000	(d)	26,798

Total				324,263

Textile (—%)
Phillips-Van Heusen Corp.
Senior Unsecured
05-15-20	7.375	45,000		45,338

Transportation Services (0.2%)
ERAC USA Finance LLC
10-15-37	7.000	1,090,000	(d)	1,187,772
The Hertz Corp.
01-01-14	8.875	70,000		70,875

Total				1,258,647

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	365,000	(d)	385,988
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	109,000		111,180
Nextel Communications, Inc.
08-01-15	7.375	145,000		137,750
SBA Telecommunications, Inc.
08-15-16	8.000	95,000	(d)	98,325
08-15-19	8.250	130,000	(d)	136,825
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	170,000		170,000
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	880,000		904,849

Total				1,944,917

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wirelines (2.4%)
AT&T, Inc.
Senior Unsecured
03-15-11	6.250	1,630,000		1,688,890
02-15-39	6.550	1,505,000		1,685,737
Embarq Corp.
Senior Unsecured
06-01-36	7.995	940,000		932,879
New Communications Holdings, Inc.
Senior Notes
04-15-15	7.875	32,000	(d)	32,320
04-15-17	8.250	81,000	(d)	81,608
04-15-20	8.500	66,000	(d)	66,495
Qwest Communications International, Inc.
04-01-18	7.125	150,000	(d)	149,625
Qwest Corp.
Senior Unsecured
10-01-14	7.500	595,000		632,931
Telecom Italia Capital SA
10-01-15	5.250	80,000	(c)	80,740
07-18-36	7.200	605,000	(c)	586,752
Telefonica Emisiones SAU
04-27-20	5.134	1,080,000	(c)	1,082,476
Telefonica Europe BV
09-15-10	7.750	795,000	(c)	804,944
TELUS Corp.
Senior Unsecured
06-01-11	8.000	1,700,000	(c)	1,802,132
tw telecom holdings, inc.
03-01-18	8.000	89,000	(d)	90,558
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	1,705,000		1,842,371
04-01-32	7.375	1,115,000		1,260,853
Verizon Pennsylvania, Inc.
Senior Unsecured
11-15-11	5.650	190,000		199,702
Windstream Corp.
08-01-16	8.625	162,000		163,215
11-01-17	7.875	346,000		337,783

Total				13,522,011

Total Bonds (Cost: $219,404,844)				$225,366,977

Senior Loans (0.4%)(k)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Automotive (—%)
Ford Motor Co.
Tranche B1 Term Loan
12-15-13	3.310-3.350%	$297,687		$280,980

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Food and Beverage (0.1%)
U.S. Foodservice
Term Loan
07-03-14	2.850	443,859		380,294

Media Non Cable (0.1%)
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.350	437,211		410,899

Non Captive Consumer (—%)
AGFS Funding Co.
Term Loan
04-21-15	7.250	155,000		150,621

Oil Field Services (0.1%)
Dresser, Inc.
Tranche B Term Loan
05-04-14	2.695	362,051		331,052

Retailers (0.1%)
Toys R Us — Delaware, Inc.
Tranche B Term Loan
TBD	TBD	60,000	(j,u)	59,072
07-19-12	4.597	385,000		379,045

Total				438,117

Wirelines (—%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	415,191	(b,q)	276,932

Total Senior Loans (Cost: $2,281,948)				$2,268,895

Money Market Fund (2.5%)

		Shares		Value(a)
Money Market Fund
RiverSource Short-Term Cash Fund, 0.276%		14,321,709	(p)	$14,321,709

Total Money Market Fund (Cost: $14,321,709)				$14,321,709

Investments of Cash Collateral Received for Securities on Loan (2.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Repurchase Agreements(t)
Goldman Sachs & Co.
dated 06-30-10, matures 07-01-10, repurchase price $8,187,741	0.030%	$8,187,734		$8,187,734
Pershing LLC
dated 06-30-10, matures 07-01-10, repurchase price $5,000,029	0.210	5,000,000		5,000,000

Total				13,187,734

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,187,734)				$13,187,734

Total Investments in Securities (Cost: $583,750,642)(v)				$618,519,046

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	13	$1,657,500	Sept. 2010	$42,941
U.S. Treasury Note, 2-year	20	4,376,563	Oct. 2010	16,220
U.S. Treasury Note, 5-year	(76)	(8,994,719)	Oct. 2010	(127,910)
U.S. Treasury Note, 10-year	(57)	(6,985,172)	Sept. 2010	(121,497)
U.S. Treasury Ultra Bond, 30-year	(10)	(1,358,125)	Sept. 2010	(42,046)

Total				$(232,292)

Notes to Portfolio of Investments
ADR — American Depositary Receipt
BRL — Brazilian Real
CMO — Collateralized Mortgage Obligation
IDR — Indonesian Rupiah
I.O. — Interest Only
MXN — Mexican Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 11.03% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $33,609,263 or 5.87% of net assets.

(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation
FGIC — Financial Guaranty Insurance Company
NPFGC — National Public Finance Guarantee Corporation

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.

(h)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(j)	At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $36,695,800.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2010 was $58, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts, Inc.
Warrants	07-01-09	$—

(m)	At June 30, 2010, investments in securities included securities valued at $175,878 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n)	At June 30, 2010, security was partially or fully on loan.

(o)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(p)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(q)	This position is in bankruptcy.

(r)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(s)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(t)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$1,461,211
Government National Mortgage Association	6,890,278

Total market value of collateral securities	$8,351,489

Pershing LLC (0.210%)

Security description	Value (a)

Fannie Mae Pool	$1,845,609
Fannie Mae REMICS	428,017
Federal Farm Credit Bank	68,071
Federal Home Loan Banks	127,711
Federal Home Loan Mortgage Corp	72,139
Federal National Mortgage Association	87,395
Freddie Mac Gold Pool	1,273,797
Freddie Mac Non Gold Pool	106,838
Freddie Mac REMICS	267,760
Ginnie Mae I Pool	133,911
Ginnie Mae II Pool	83,625
United States Treasury Bill	450,845
United States Treasury Note/Bond	146,703
United States Treasury Strip Coupon	7,579

Total market value of collateral securities	$5,100,000

(u)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(v)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $583,751,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,153,000
Unrealized depreciation	(21,385,000)

Net unrealized appreciation	$34,768,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Metals & Mining	$8,479,701	$916,311	$—	$9,396,012
All Other Industries	353,977,661	—	—	353,977,661
Warrants	58	—	—	58

Total Equity Securities	362,457,420	916,311	—	363,373,731

Bonds
Foreign Government Obligations & Agencies	—	4,976,394	—	4,976,394
U.S. Government Obligations & Agencies	22,177,454	2,740,452	—	24,917,906
Asset-Backed Securities	—	19,982,082	630,801	20,612,883
Commercial Mortgage-Backed Securities	—	23,551,318	352,187	23,903,505
Residential Mortgage-Backed Securities	—	66,391,056	1,756,335	68,147,391
Corporate Debt Securities	—	82,808,898	—	82,808,898

Total Bonds	22,177,454	200,450,200	2,739,323	225,366,977

Other
Senior Loans	—	2,268,895	—	2,268,895
Affiliated Money Market Fund(c)	14,321,709	—	—	14,321,709
Investments of Cash Collateral Received for Securities on Loan	—	13,187,734	—	13,187,734

Total Other	14,321,709	15,456,629	—	29,778,338

Investments in Securities	398,956,583	216,823,140	2,739,323	618,519,046
Other Financial Instruments(d)	(232,292)	—	—	(232,292)

Total	$398,724,291	$216,823,140	$2,739,323	$618,286,754

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. The amount of securities transferred out of Level 1 into Level 2 during the period was $507,945.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Commercial	Residential
	Asset-Backed	Mortgage-Backed	Mortgage-Backed
	Securities	Securities	Securities	Total

Balance as of Sept. 30, 2009	$975,948	$—	$100,000	$1,075,948
Accrued discounts/premiums	(46,722)	—	1,228	(45,494)
Realized gain (loss)	51,663	—	273	51,936
Change in unrealized appreciation (depreciation)*	(91,155)	2,189	37,375	(51,591)
Net purchases (sales)	(258,933)	349,998	1,711,822	1,802,887
Transfers in and/or out of Level 3	—	—	(94,363)	(94,363)

Balance as of June 30, 2010	$630,801	$352,187	$1,756,335	$2,739,323

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $(31,831), which is comprised of Asset-Backed Securities of $(52,426), Comercial Mortgage-Backed Securities of $2,190, and Residential Mortgage-Backed Securities of $18,405.

Portfolio of Investments
RiverSource Disciplined Large Cap Growth Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (4.5%)
Alliant Techsystems, Inc.	7,321	(b,d)	$454,341
BE Aerospace, Inc.	31,145	(b)	792,017
General Dynamics Corp.	8,394		491,553
Goodrich Corp.	5,009		331,846
Honeywell International, Inc.	37,681		1,470,689
ITT Corp.	17,131		769,525
Lockheed Martin Corp.	160,277		11,940,638
Raytheon Co.	61,080	(d)	2,955,661
Rockwell Collins, Inc.	19,619		1,042,357
The Boeing Co.	74,207	(d)	4,656,489
United Technologies Corp.	56,532		3,669,492

Total			28,574,608

Airlines (0.2%)
Delta Air Lines, Inc.	115,298	(b)	1,354,752

Auto Components (0.1%)
Gentex Corp.	7,225	(d)	129,906
TRW Automotive Holdings Corp.	26,759	(b,d)	737,745

Total			867,651

Automobiles (0.2%)
Harley-Davidson, Inc.	39,369	(d)	875,173
Thor Industries, Inc.	17,517	(d)	416,029

Total			1,291,202

Beverages (2.8%)
Brown-Forman Corp., Class B	12,201	(d)	698,263
Coca-Cola Enterprises, Inc.	23,540		608,744
Hansen Natural Corp.	35,098	(b)	1,372,683
Molson Coors Brewing Co., Class B	13,870	(d)	587,533
PepsiCo, Inc.	154,020		9,387,520
The Coca-Cola Co.	106,462		5,335,875

Total			17,990,618

Biotechnology (1.3%)
Amgen, Inc.	137,093	(b)	7,211,091
Cephalon, Inc.	15,670	(b,d)	889,273

Total			8,100,364

Building Products (0.1%)
Masco Corp.	58,975	(d)	634,571

Capital Markets (2.8%)
Franklin Resources, Inc.	26,138		2,252,834
The Goldman Sachs Group, Inc.	117,632		15,441,553

Total			17,694,387

Issuer	Shares		Value(a)
Chemicals (2.7%)
Ashland, Inc.	160,391		7,445,350
Celanese Corp., Series A	29,303		729,938
CF Industries Holdings, Inc.	6,500		412,425
EI du Pont de Nemours & Co.	8,498		293,946
Lubrizol Corp.	83,428	(d)	6,700,103
PPG Industries, Inc.	7,713		465,942
The Sherwin-Williams Co.	17,858	(d)	1,235,595

Total			17,283,299

Commercial Banks (0.1%)
Wells Fargo & Co.	17,863		457,293

Commercial Services & Supplies (1.6%)
Avery Dennison Corp.	9,491		304,946
Pitney Bowes, Inc.	192,980	(d)	4,237,841
RR Donnelley & Sons Co.	364,557		5,967,798

Total			10,510,585

Communications Equipment (1.5%)
Cisco Systems, Inc.	265,558	(b)	5,659,041
F5 Networks, Inc.	17,690	(b,d)	1,213,003
Harris Corp.	15,627		650,865
Motorola, Inc.	307,550	(b)	2,005,226

Total			9,528,135

Computers & Peripherals (10.9%)
Apple, Inc.	144,711	(b)	36,399,158
Dell, Inc.	571,451	(b)	6,891,699
EMC Corp.	47,230	(b)	864,309
Hewlett-Packard Co.	282,159		12,211,842
NetApp, Inc.	94,934	(b)	3,541,988
QLogic Corp.	13,137	(b,d)	218,337
SanDisk Corp.	30,860	(b,d)	1,298,280
Seagate Technology	42,472	(b,c)	553,835
Teradata Corp.	227,314	(b)	6,928,531
Western Digital Corp.	6,359	(b)	191,787

Total			69,099,766

Construction & Engineering (0.6%)
Fluor Corp.	56,330	(d)	2,394,025
Jacobs Engineering Group, Inc.	22,916	(b,d)	835,059
KBR, Inc.	21,760		442,598

Total			3,671,682

Consumer Finance (0.6%)
American Express Co.	69,500		2,759,150
SLM Corp.	112,783	(b)	1,171,815

Total			3,930,965

Containers & Packaging (0.1%)
Crown Holdings, Inc.	21,634	(b)	541,715

Diversified Consumer Services (0.1%)
H&R Block, Inc.	35,371	(d)	554,971

Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	68,600	(d)	487,746

Issuer	Shares		Value(a)
Electric Utilities (0.6%)
Exelon Corp.	102,074		3,875,750

Electrical Equipment (2.1%)
Emerson Electric Co.	280,456		12,253,123
Hubbell, Inc., Class B	7,572		300,533
Rockwell Automation, Inc.	17,171		842,924

Total			13,396,580

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.	20,891	(b)	466,914
Corning, Inc.	254,005		4,102,180
Dolby Laboratories, Inc., Class A	20,855	(b)	1,307,400
Jabil Circuit, Inc.	74,617		992,406
Trimble Navigation Ltd.	19,025	(b,d)	532,700
Vishay Intertechnology, Inc.	27,048	(b,d)	209,352

Total			7,610,952

Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.	20,938	(b,d)	534,338
Diamond Offshore Drilling, Inc.	13,906	(d)	864,814
Ensco PLC, ADR	20,568	(c,d)	807,911
Halliburton Co.	44,854		1,101,166
Helmerich & Payne, Inc.	585		21,364
Noble Corp.	16,576	(b,c)	512,364
Rowan Companies, Inc.	39,585	(b,d)	868,495
Unit Corp.	10,680	(b,d)	433,501

Total			5,143,953

Food & Staples Retailing (2.1%)
BJ’s Wholesale Club, Inc.	14,686	(b,d)	543,529
CVS Caremark Corp.	18,220		534,210
SYSCO Corp.	70,228	(d)	2,006,414
Walgreen Co.	107,558		2,871,799
Wal-Mart Stores, Inc.	159,365		7,660,675

Total			13,616,627

Food Products (2.0%)
Sara Lee Corp.	150,310	(d)	2,119,371
The Hershey Co.	220,600		10,573,358

Total			12,692,729

Health Care Equipment & Supplies (1.4%)
Becton Dickinson and Co.	23,948		1,619,364
Hill-Rom Holdings, Inc.	23,743	(d)	722,499
Hospira, Inc.	11,143	(b)	640,165
Kinetic Concepts, Inc.	15,331	(b,d)	559,735
Medtronic, Inc.	87,834		3,185,739
Stryker Corp.	33,142	(d)	1,659,089
Varian Medical Systems, Inc.	11,374	(b,d)	594,633

Total			8,981,224

Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	42,139	(d)	1,337,913
Cardinal Health, Inc.	14,982		503,545
CIGNA Corp.	173,177		5,378,878
Coventry Health Care, Inc.	53,512	(b)	946,092
Health Management Associates, Inc., Class A	95,431	(b,d)	741,499

Issuer	Shares		Value(a)
Health Net, Inc.	15,303	(b)	372,934
Humana, Inc.	42,366	(b)	1,934,855
Lincare Holdings, Inc.	41,514	(b,d)	1,349,620
McKesson Corp.	12,186		818,412
Omnicare, Inc.	26,057	(d)	617,551
UnitedHealth Group, Inc.	85,509		2,428,456
Universal Health Services, Inc., Class B	20,429		779,366
WellPoint, Inc.	47,370	(b)	2,317,814

Total			19,526,935

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.	10,764		155,647
Royal Caribbean Cruises Ltd.	63,081	(b,d)	1,436,354
Starbucks Corp.	167,159		4,061,964
Starwood Hotels & Resorts Worldwide, Inc.	46,183	(d)	1,913,362
Wyndham Worldwide Corp.	93,291		1,878,881

Total			9,446,208

Household Durables (0.4%)
Garmin Ltd.	63,316	(c,d)	1,847,561
Newell Rubbermaid, Inc.	49,733	(d)	728,091

Total			2,575,652

Household Products (1.0%)
Kimberly-Clark Corp.	22,215	(d)	1,346,895
The Procter & Gamble Co.	84,542		5,070,830

Total			6,417,725

Independent Power Producers & Energy Traders (—%)
Constellation Energy Group, Inc.	8,608		277,608

Industrial Conglomerates (0.5%)
3M Co.	41,488		3,277,137

Insurance (1.4%)
Aflac, Inc.	119,970		5,119,120
Prudential Financial, Inc.	70,588		3,787,752

Total			8,906,872

Internet & Catalog Retail (0.2%)
Expedia, Inc.	20,706	(d)	388,859
priceline.com, Inc.	4,728	(b)	834,681

Total			1,223,540

Internet Software & Services (2.3%)
Akamai Technologies, Inc.	18,966	(b)	769,451
eBay, Inc.	57,319	(b,d)	1,124,026
Google, Inc., Class A	27,490	(b)	12,231,675
IAC/InterActiveCorp.	40,791	(b,d)	896,178

Total			15,021,330

IT Services (6.1%)
Automatic Data Processing, Inc.	17,784		715,984
Cognizant Technology Solutions Corp., Class A	85,976	(b)	4,303,959
Convergys Corp.	84,034	(b,d)	824,374
DST Systems, Inc.	70,138	(d)	2,534,787
IBM Corp.	234,530		28,959,764
SAIC, Inc.	55,829	(b,d)	934,577
Total System Services, Inc.	75,077	(d)	1,021,047

Total			39,294,492

Issuer	Shares		Value(a)
Life Sciences Tools & Services (0.1%)
Pharmaceutical Product Development, Inc.	25,334		643,737

Machinery (1.9%)
Caterpillar, Inc.	75,853		4,556,490
Cummins, Inc.	18,848	(d)	1,227,570
Deere & Co.	42,256		2,352,814
Illinois Tool Works, Inc.	3,673		151,621
Ingersoll-Rand PLC	28,248	(c,d)	974,274
Joy Global, Inc.	10,504		526,145
Navistar International Corp.	14,864	(b,d)	731,309
Parker Hannifin Corp.	11,471		636,182
WABCO Holdings, Inc.	39,230	(b)	1,234,960

Total			12,391,365

Media (2.8%)
DIRECTV, Class A	107,100	(b)	3,632,832
News Corp., Class A	118,537		1,417,703
Omnicom Group, Inc.	16,912		580,082
The McGraw-Hill Companies, Inc.	43,743	(d)	1,230,928
The New York Times Co., Class A	47,887	(b,d)	414,223
Time Warner, Inc.	343,341		9,925,987
Viacom, Inc., Class B	27,570	(d)	864,871

Total			18,066,626

Metals & Mining (1.3%)
Alcoa, Inc.	17,862	(d)	179,692
Cliffs Natural Resources, Inc.	17,934		845,767
Freeport-McMoRan Copper & Gold, Inc.	86,761		5,130,178
Southern Copper Corp.	39,405		1,045,809
Walter Energy, Inc.	20,464		1,245,234

Total			8,446,680

Multiline Retail (1.7%)
Dollar Tree, Inc.	189,140	(b,d)	7,873,877
Family Dollar Stores, Inc.	27,504		1,036,626
Nordstrom, Inc.	64,527	(d)	2,077,124

Total			10,987,627

Multi-Utilities (—%)
Integrys Energy Group, Inc.	5,439	(d)	237,902

Office Electronics (0.5%)
Xerox Corp.	330,069		2,653,755
Zebra Technologies Corp., Class A	9,781	(b,d)	248,144

Total			2,901,899

Oil, Gas & Consumable Fuels (8.8%)
Chevron Corp.	149,900		10,172,214
ConocoPhillips	12,200		598,898
Exxon Mobil Corp.	540,541	(g)	30,848,675
Frontier Oil Corp.	48,386	(d)	650,792
Holly Corp.	21,019	(d)	558,685
Massey Energy Co.	14,555		398,079
Murphy Oil Corp.	26,913		1,333,539
Occidental Petroleum Corp.	140,836		10,865,497
SM Energy Co.	18,361	(d)	737,378

Total			56,163,757

Issuer	Shares		Value(a)
Personal Products (0.8%)
Herbalife Ltd.	65,419	(c)	3,012,545
The Estee Lauder Companies, Inc., Class A	35,027		1,952,055

Total			4,964,600

Pharmaceuticals (5.5%)
Abbott Laboratories	278,895		13,046,708
Eli Lilly & Co.	28,219		945,337
Forest Laboratories, Inc.	19,420	(b)	532,691
Johnson & Johnson	49,966		2,950,992
Merck & Co., Inc.	490,012		17,135,719
Perrigo Co.	11,776	(d)	695,608

Total			35,307,055

Professional Services (0.3%)
Dun & Bradstreet Corp.	26,600	(d)	1,785,392

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A	100,962	(b)	1,374,093

Road & Rail (0.5%)
Ryder System, Inc.	80,800		3,250,584

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.	158,607	(b,d)	1,161,003
Broadcom Corp., Class A	45,861	(d)	1,512,037
Intel Corp.	350,089		6,809,231
International Rectifier Corp.	26,680	(b,d)	496,515
Marvell Technology Group Ltd.	62,886	(b,c)	991,083
Micron Technology, Inc.	319,779	(b,d)	2,714,924
National Semiconductor Corp.	38,800		522,248
ON Semiconductor Corp.	77,977	(b)	497,493
Teradyne, Inc.	59,380	(b,d)	578,955
Texas Instruments, Inc.	475,749		11,075,437

Total			26,358,926

Software (5.0%)
Autodesk, Inc.	33,365	(b)	812,771
Intuit, Inc.	33,900	(b,d)	1,178,703
Microsoft Corp.	1,015,190		23,359,522
Oracle Corp.	238,211		5,112,008
Symantec Corp.	9,037	(b)	125,434
Synopsys, Inc.	35,074	(b)	731,994
VMware, Inc., Class A	14,217	(b,d)	889,842

Total			32,210,274

Specialty Retail (5.7%)
Advance Auto Parts, Inc.	19,107		958,789
Aeropostale, Inc.	331,892	(b,d)	9,505,387
American Eagle Outfitters, Inc.	6,229	(d)	73,191
Barnes & Noble, Inc.	24,181	(d)	311,935
Bed Bath & Beyond, Inc.	20,819	(b)	771,969
Best Buy Co., Inc.	102,486		3,470,176
Foot Locker, Inc.	16,025		202,236
GameStop Corp., Class A	26,999	(b,d)	507,311
Guess?, Inc.	15,352		479,596

Issuer	Shares		Value(a)
Home Depot, Inc.	34,470		967,573
Lowe’s Companies, Inc.	26,643		544,050
Ltd. Brands, Inc.	456,706		10,079,502
PetSmart, Inc.	142,331	(d)	4,294,126
Ross Stores, Inc.	17,228		918,080
The Gap, Inc.	123,514		2,403,582
Tiffany & Co.	21,035	(d)	797,437
TJX Companies, Inc.	4,482	(d)	188,020
Williams-Sonoma, Inc.	11,615	(d)	288,284

Total			36,761,244

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	36,823	(d)	1,345,881
Hanesbrands, Inc.	21,979	(b,d)	528,815
Nike, Inc., Class B	37,262	(d)	2,517,047
Polo Ralph Lauren Corp.	3,029	(d)	220,996

Total			4,612,739

Tobacco (1.9%)
Altria Group, Inc.	520,649		10,433,806
Philip Morris International, Inc.	33,700		1,544,808

Total			11,978,614

Trading Companies & Distributors (0.1%)
Fastenal Co.	12,987		651,818
WESCO International, Inc.	1,614	(b,d)	54,343
WW Grainger, Inc.	591	(d)	58,775

Total			764,936

Wireless Telecommunication Services (0.2%)
NII Holdings, Inc.	45,504	(b)	1,479,790

Total Common Stocks (Cost: $633,636,117)			$634,547,464

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	6,717,802	(e)	$6,717,802

Total Money Market Fund (Cost: $6,717,802)			$6,717,802

Investments of Cash Collateral Received for Securities on Loan (14.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.4%)
Grampian Funding LLC
07-06-10	0.400%	$4,998,222	$4,998,222
Royal Park Investments Funding Corp.
07-08-10	0.430	4,998,388	4,998,388
Scaldis Capital LLC
07-01-10	0.410	4,998,406	4,998,406
Thames Asset Global Securities
09-20-10	0.551	4,992,819	4,992,819
Versailles Commercial Paper LLC
08-23-10	0.681	2,996,430	2,996,430
Windmill Funding Corp.
09-20-10	0.551	4,992,819	4,992,819

Total			27,977,084

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (5.6%)
Banque Federative du Credit Mutuel
07-30-10	0.530	998,662	998,662
Barclays Bank PLC
08-31-10	0.447	3,000,000	3,000,000
Credit Agricole
10-12-10	0.420	7,000,000	7,000,000
Deutsche Bank AG
12-06-10	0.531	3,000,000	3,000,000
Norinchukin Bank
08-25-10	0.550	5,000,000	5,000,000
Overseas Chinese Banking Corp.
08-02-10	0.420	2,000,000	2,000,000
Societe Generale
09-01-10	0.655	3,000,000	3,000,000
Unicredit BK AG
07-02-10	0.400	4,000,000	4,000,000
United Overseas Bank Ltd.
07-19-10	0.500	5,000,000	5,000,000
Westpac Banking Corp.
11-03-10	0.391	3,000,000	3,000,000

Total			35,998,662

Commercial Paper (0.5%)
Toyota Motor Credit Corp.
08-23-10	0.531	3,495,002	3,495,002

Repurchase Agreements (3.7%)(f)
Banc of America Securities LLC dated 06-30-10, matures 07-01-10, repurchase price
$5,000,007	0.050	5,000,000	5,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price
$11,524,816	0.030	11,524,806	11,524,806
Morgan Stanley dated 04-15-10, matures 07-30-10, repurchase price
$7,002,100	0.360	7,000,000	7,000,000

Total			23,524,806

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $90,995,554)			$90,995,554

Total Investments in Securities
(Cost: $731,349,473)(h)			$732,260,820

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	24	$6,159,600	Sept. 2010	$(409,795)
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.36% of net assets.

(d)	At June 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.050%)

Security description	Value (a)

Fannie Mae Pool	$3,536,301
Freddie Mac Gold Pool	770,409
Freddie Mac Non Gold Pool	793,290

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$2,056,756
Government National Mortgage Association	9,698,546

Total market value of collateral securities	$11,755,302

Morgan Stanley (0.360%)

Security description	Value (a)

Allied Irish Banks	$565,960
Amstel Funding Corp	874,880
Atlantic Asset Securitization LLC	154,502
Autobahn Funding Company	161,998
Compass Sec LLC	208,133
Ebury Finance Ltd	862,548
LMA LMA Americas	487,391
Nationwide Building Society	495,522
NRW Bank	806,429
Romulus Funding Corp	108,438
Scaldis & Scaldis	600,116
Scaldis Capital Ltd/LLC	349,789
Silver Tower US Fund	983,468
Surrey Funding Corp	329,018
White Point Funding Inc	361,808

Total market value of collateral securities	$7,350,000

(g)	At June 30, 2010, investments in securities included securities valued at $3,241,576 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $731,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,880,000
Unrealized depreciation	(40,968,000)

Net unrealized appreciation	$912,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$634,547,464	$—	$—	$634,547,464

Total Equity Securities	634,547,464	—	—	634,547,464

Other
Affiliated Money Market Fund(c)	6,717,802	—	—	6,717,802
Investments of Cash Collateral Received for Securities on Loan	—	90,995,554	—	90,995,554

Total Other	6,717,802	90,995,554	—	97,713,356

Investments in Securities	641,265,266	90,995,554	—	732,260,820
Other Financial Instruments(d)	(409,795)	—	—	(409,795)

Total	$640,855,471	$90,995,554	$—	$731,851,025

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Disciplined Large Cap Value Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (4.3%)
Northrop Grumman Corp.	11,381		$619,582
Raytheon Co.	113,500		5,492,264
The Boeing Co.	6,413		402,416
United Technologies Corp.	58,336		3,786,590

Total			10,300,852

Air Freight & Logistics (0.1%)
FedEx Corp.	4,087		286,540

Auto Components (0.3%)
Autoliv, Inc.	13,713	(b,c,d)	656,167

Automobiles (0.2%)
Harley-Davidson, Inc.	26,363	(d)	586,049

Biotechnology (1.3%)
Amgen, Inc.	58,900	(b)	3,098,140

Capital Markets (1.6%)
Franklin Resources, Inc.	15,194		1,309,571
Morgan Stanley	36,438		845,726
The Goldman Sachs Group, Inc.	12,666		1,662,666

Total			3,817,963

Chemicals (1.9%)
Ashland, Inc.	20,633		957,784
Cytec Industries, Inc.	1,393		55,706
Lubrizol Corp.	19,259		1,546,690
The Sherwin-Williams Co.	29,800		2,061,861

Total			4,622,041

Commercial Banks (3.7%)
Comerica, Inc.	5,797		213,504
Fifth Third Bancorp	85,770		1,054,113
KeyCorp	22,964		176,593
PNC Financial Services Group, Inc.	82,207		4,644,695
SunTrust Banks, Inc.	28,423		662,256
Wells Fargo & Co.	56,800		1,454,080
Zions Bancorporation	27,417	(d)	591,385

Total			8,796,626

Commercial Services & Supplies (0.4%)
Pitney Bowes, Inc.	8,500		186,660
RR Donnelley & Sons Co.	31,154		509,991
Waste Management, Inc.	11,300		353,577

Total			1,050,228

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	104,700		4,531,416

Issuer	Shares		Value(a)
Consumer Finance (2.7%)
American Express Co.	90,281		3,584,156
AmeriCredit Corp.	11,438	(b)	208,400
Capital One Financial Corp.	14,673		591,322
Discover Financial Services	107,852		1,507,771
SLM Corp.	49,903	(b)	518,492

Total			6,410,141

Diversified Financial Services (5.7%)
Bank of America Corp.	365,391		5,250,669
Citigroup, Inc.	1,806,910	(b)	6,793,981
JPMorgan Chase & Co.	44,200		1,618,162

Total			13,662,812

Diversified Telecommunication Services (5.0%)
AT&T, Inc.	84,000		2,031,960
CenturyLink, Inc.	14,797		492,888
Qwest Communications International, Inc.	896,300		4,705,575
Verizon Communications, Inc.	166,500		4,665,330

Total			11,895,753

Electric Utilities (3.9%)
Entergy Corp.	58,500		4,189,770
Exelon Corp.	125,300		4,757,641
Pinnacle West Capital Corp.	13,093		476,061

Total			9,423,472

Electronic Equipment, Instruments & Components (0.2%)
Tyco Electronics Ltd.	13,998	(c)	355,270
Vishay Intertechnology, Inc.	29,237	(b)	226,294

Total			581,564

Energy Equipment & Services (0.8%)
Ensco PLC, ADR	6,829	(c,d)	268,243
Halliburton Co.	35,577		873,416
Oil States International, Inc.	7,459	(b)	295,227
Unit Corp.	9,565	(b)	388,243

Total			1,825,129

Food & Staples Retailing (0.7%)
Wal-Mart Stores, Inc.	25,500		1,225,785
Whole Foods Market, Inc.	13,574	(b,d)	488,935

Total			1,714,720

Food Products (3.1%)
Archer-Daniels-Midland Co.	6,149		158,767
General Mills, Inc.	33,874		1,203,204
Sara Lee Corp.	39,760		560,616
The Hershey Co.	104,600	(d)	5,013,479
The JM Smucker Co.	6,118		368,426

Total			7,304,492

Gas Utilities (0.2%)
Oneok, Inc.	8,117		351,060
UGI Corp.	4,800		122,112

Total			473,172

Health Care Equipment & Supplies (0.1%)
CareFusion Corp.	13,029	(b)	295,758

Issuer	Shares		Value(a)
Health Care Providers & Services (5.1%)
Aetna, Inc.	10,461		275,961
AmerisourceBergen Corp.	15,014		476,695
Cardinal Health, Inc.	4,295		144,355
CIGNA Corp.	22,424		696,489
Health Management Associates, Inc., Class A	25,724	(b)	199,875
Health Net, Inc.	31,055	(b)	756,810
Humana, Inc.	111,074	(b)	5,072,750
Lincare Holdings, Inc.	9,194	(b,d)	298,881
McKesson Corp.	8,284		556,353
Tenet Healthcare Corp.	54,784	(b)	237,763
UnitedHealth Group, Inc.	90,702		2,575,937
WellPoint, Inc.	16,399	(b)	802,403

Total			12,094,272

Hotels, Restaurants & Leisure (0.2%)
Wyndham Worldwide Corp.	27,587		555,602

Household Durables (0.5%)
Fortune Brands, Inc.	6,254	(d)	245,032
Mohawk Industries, Inc.	4,940	(b,d)	226,054
Stanley Black & Decker, Inc.	11,566		584,315
Whirlpool Corp.	821		72,100

Total			1,127,501

Household Products (3.4%)
The Procter & Gamble Co.	136,312		8,175,994

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	9,236		297,861
The AES Corp.	13,198	(b)	121,950

Total			419,811

Industrial Conglomerates (2.5%)
General Electric Co.	376,527		5,429,519
Tyco International Ltd.	13,391	(c)	471,765

Total			5,901,284

Insurance (9.6%)
Allied World Assurance Co. Holdings Ltd.	17,448	(c)	791,790
American Financial Group, Inc.	11,069		302,405
Arch Capital Group Ltd.	9,244	(b,c,d)	688,678
Arthur J Gallagher & Co.	23,400	(d)	570,492
Aspen Insurance Holdings Ltd.	14,238	(c,d)	352,248
Assurant, Inc.	34,820		1,208,254
Axis Capital Holdings Ltd.	15,528	(c)	461,492
Brown & Brown, Inc.	90,500	(d)	1,732,170
Chubb Corp.	5,368		268,454
Endurance Specialty Holdings Ltd.	37,327	(c,d)	1,400,882
Everest Re Group Ltd.	3,021	(c)	213,645
First American Financial Corp.	7,996	(d)	101,389
Hartford Financial Services Group, Inc.	155,194		3,434,443
Principal Financial Group, Inc.	15,130		354,647
Protective Life Corp.	14,399	(d)	307,995
RenaissanceRe Holdings Ltd.	42,100	(c,d)	2,368,967
The Allstate Corp.	161,293		4,633,949
The Travelers Companies, Inc.	35,398		1,743,352
Torchmark Corp.	23,495		1,163,237
Transatlantic Holdings, Inc.	4,571		219,225
Validus Holdings Ltd.	21,533	(c)	525,836

Total			22,843,550

Internet & Catalog Retail (0.4%)
Expedia, Inc.	12,947		243,145
Liberty Media Corp. — Interactive, Class A	62,490	(b,h)	656,145

Total			899,290

Issuer	Shares		Value(a)
Internet Software & Services (0.1%)
eBay, Inc.	17,684	(b)	346,783

Machinery (0.8%)
Crane Co.	7,915		239,112
Eaton Corp.	3,676		240,557
Ingersoll-Rand PLC	7,987	(c)	275,472
Joy Global, Inc.	7,297		365,507
Oshkosh Corp.	9,697	(b)	302,159
WABCO Holdings, Inc.	12,601	(b)	396,679

Total			1,819,486

Media (3.9%)
CBS Corp., Class B	250,173		3,234,737
Gannett Co., Inc.	33,122		445,822
Lamar Advertising Co., Class A	7,955	(b)	195,057
Liberty Media Corp. — Capital, Series A	7,133	(b,h)	298,944
News Corp., Class A	314,733		3,764,207
Viacom, Inc., Class B	30,871		968,423
Virgin Media, Inc.	29,687		495,476

Total			9,402,666

Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	45,854		2,711,347

Multiline Retail (0.1%)
Macy’s, Inc.	6,803		121,774

Multi-Utilities (2.7%)
CenterPoint Energy, Inc.	20,146		265,121
DTE Energy Co.	8,595		392,018
PG&E Corp.	21,699		891,829
Public Service Enterprise Group, Inc.	145,900		4,571,047
SCANA Corp.	7,763	(d)	277,605

Total			6,397,620

Office Electronics (0.1%)
Xerox Corp.	19,835		159,473

Oil, Gas & Consumable Fuels (10.0%)
Apache Corp.	59,800		5,034,563
Chesapeake Energy Corp.	28,441	(d)	595,839
Chevron Corp.	141,506		9,602,598
Cimarex Energy Co.	14,217		1,017,653
Concho Resources, Inc.	5,974	(b,d)	330,541
ConocoPhillips	40,538	(g)	1,990,010
Exxon Mobil Corp.	50,538		2,884,190
Marathon Oil Corp.	22,975		714,293
Massey Energy Co.	7,757		212,154
Pioneer Natural Resources Co.	1,570		93,337
SM Energy Co.	9,009	(d)	361,801
Valero Energy Corp.	24,998		449,464
Whiting Petroleum Corp.	7,665	(b)	601,089

Total			23,887,532

Issuer	Shares		Value(a)
Pharmaceuticals (6.4%)
Bristol-Myers Squibb Co.	45,978		1,146,691
Eli Lilly & Co.	28,000		938,000
Johnson & Johnson	17,400		1,027,644
King Pharmaceuticals, Inc.	54,314	(b)	412,243
Merck & Co., Inc.	129,269		4,520,537
Mylan, Inc.	17,401	(b,d)	296,513
Pfizer, Inc.	485,402		6,921,833

Total			15,263,461

Real Estate Investment Trusts (REITs) (4.8%)
Annaly Capital Management, Inc.	316,700		5,431,404
Boston Properties, Inc.	10,674		761,483
Equity Residential	21,248		884,767
Hospitality Properties Trust	13,676		288,564
Simon Property Group, Inc.	27,088	(d)	2,187,356
Ventas, Inc.	15,684		736,364
Vornado Realty Trust	15,278		1,114,530

Total			11,404,468

Road & Rail (0.7%)
CSX Corp.	13,106		650,451
Norfolk Southern Corp.	18,905		1,002,910

Total			1,653,361

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.	30,386	(b,d)	222,426
Intel Corp.	77,700		1,511,264
Micron Technology, Inc.	42,018	(b,d)	356,733
Texas Instruments, Inc.	10,000		232,800

Total			2,323,223

Software (2.3%)
Microsoft Corp.	238,400		5,485,584

Specialty Retail (1.1%)
AutoNation, Inc.	15,563	(b,d)	303,479
Foot Locker, Inc.	20,815		262,685
Ltd. Brands, Inc.	35,468		782,779
Signet Jewelers Ltd.	14,191	(b,c,d)	390,253
The Gap, Inc.	30,700		597,422
Tiffany & Co.	6,657	(d)	252,367

Total			2,588,985

Tobacco (3.8%)
Altria Group, Inc.	229,800		4,605,192
Philip Morris International, Inc.	97,000		4,446,480

Total			9,051,672

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	139,099	(b)	589,780

Total Common Stocks (Cost: $230,751,722)			$236,557,554

Money Market Fund (0.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	2,066,239	(e)	$2,066,239

Total Money Market Fund (Cost: $2,066,239)			$2,066,239

Investments of Cash Collateral Received for Securities on Loan (6.1%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 06-30-10, matures 07-01-10, repurchase price $2,000,005	0.090%	$2,000,000	$2,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $7,670,594	0.030	7,670,587	7,670,587
Pershing LLC dated 06-30-10, matures 07-01-10, repurchase price $5,000,029	0.210	5,000,000	5,000,000

Total			14,670,587

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $14,670,587)			$14,670,587

Total Investments in Securities (Cost: $247,488,548)(i)			$253,294,380

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	7	$1,796,550	Sept. 2010	$(41,324)
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.86% of net assets.

(d)	At June 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.090%)

Security description	Value (a)

Fannie Mae Discount Notes	$2,432
Fannie Mae Interest Strip	25,155
Fannie Mae Pool	404,091
Fannie Mae Principal Strip	411
Fannie Mae REMICS	291,454
Federal Farm Credit Bank	127,651
Federal Home Loan Banks	175,532
Federal Home Loan Mortgage Corp	125,870
Federal National Mortgage Association	61,979
FHLMC Structured Pass Through Securities	59,218
Freddie Mac Discount Notes	9,137
Freddie Mac Gold Pool	31,413
Freddie Mac Non Gold Pool	123,572
Freddie Mac Reference REMIC	2,150
Freddie Mac REMICS	32,554
Freddie Mac Strips	34,849
Ginnie Mae I Pool	169,175
Ginnie Mae II Pool	140,507
GNMA Callable Pass Through Securities	2,723
Government National Mortgage Association	65,236
United States Treasury Inflation Indexed Bonds	14,880
United States Treasury Note/Bond	19,941
United States Treasury Strip Coupon	105,982
United States Treasury Strip Principal	14,088

Total market value of collateral securities	$2,040,000

Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$1,368,919
Government National Mortgage Association	6,455,080

Total market value of collateral securities	$7,823,999

Pershing LLC (0.210%)

Security description	Value (a)

Fannie Mae Pool	$1,845,609
Fannie Mae REMICS	428,017
Federal Farm Credit Bank	68,071
Federal Home Loan Banks	127,711
Federal Home Loan Mortgage Corp	72,139
Federal National Mortgage Association	87,395
Freddie Mac Gold Pool	1,273,797
Freddie Mac Non Gold Pool	106,838
Freddie Mac REMICS	267,760
Ginnie Mae I Pool	133,911
Ginnie Mae II Pool	83,625
United States Treasury Bill	450,845
United States Treasury Note/Bond	146,703
United States Treasury Strip Coupon	7,579

Total market value of collateral securities	$5,100,000

(g)	At June 30, 2010, investments in securities included securities valued at $995,115 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(i)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $247,489,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,330,000
Unrealized depreciation	(10,525,000)

Net unrealized appreciation	$5,805,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$236,557,554	$—	$—	$236,557,554

Total Equity Securities	236,557,554	—	—	236,557,554

Other
Affiliated Money Market Fund(c)	2,066,239	—	—	2,066,239
Investments of Cash Collateral Received for Securities on Loan	—	14,670,587	—	14,670,587

Total Other	2,066,239	14,670,587	—	16,736,826

Investments in Securities	238,623,793	14,670,587	—	253,294,380
Other Financial Instruments(d)	(41,324)	—	—	(41,324)

Total	$238,582,469	$14,670,587	$—	$253,253,056

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Diversified Equity Income Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
Goodrich Corp.	373,642	(d)	$24,753,783
Honeywell International, Inc.	658,772	(d)	25,711,871

Total			50,465,654

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	512,280		29,143,609

Airlines (1.2%)
AMR Corp.	668,747	(b,d)	4,534,105
Continental Airlines, Inc., Class B	453,350	(b,d)	9,973,700
Delta Air Lines, Inc.	1,089,297	(b,d)	12,799,240
UAL Corp.	553,261	(b,d)	11,375,046
US Airways Group, Inc.	1,102,097	(b,d)	9,489,055

Total			48,171,146

Automobiles (0.2%)
Ford Motor Co.	649,584	(b,d)	6,547,807

Biotechnology (0.5%)
Gilead Sciences, Inc.	598,669	(b)	20,522,373

Capital Markets (2.2%)
Artio Global Investors, Inc.	245,376	(d)	3,862,218
Morgan Stanley	1,420,900		32,979,089
The Goldman Sachs Group, Inc.	399,337	(d)	52,420,968

Total			89,262,275

Chemicals (3.1%)
Air Products & Chemicals, Inc.	359,330		23,288,177
EI du Pont de Nemours & Co.	1,754,523	(d)	60,688,951
Huntsman Corp.	938,415	(d)	8,136,058
The Dow Chemical Co.	1,492,371	(d)	35,399,040

Total			127,512,226

Commercial Banks (0.8%)
US Bancorp	340,559	(d)	7,611,494
Wells Fargo & Co.	947,862		24,265,267

Total			31,876,761

Commercial Services & Supplies (0.4%)
Waste Management, Inc.	528,554	(d)	16,538,455

Communications Equipment (0.1%)
Nokia OYJ, ADR	555,202	(c,d)	4,524,896

Issuer	Shares		Value(a)
Computers & Peripherals (4.5%)
Hewlett-Packard Co.	4,180,922		180,950,304

Construction & Engineering (0.4%)
Fluor Corp.	299,780	(d)	12,740,650
Insituform Technologies, Inc., Class A	238,111	(b,d)	4,876,513

Total			17,617,163

Construction Materials (0.5%)
Cemex SAB de CV, ADR	2,171,035	(b,c,d)	20,993,908

Diversified Financial Services (5.6%)
Bank of America Corp.	9,084,511		130,544,423
JPMorgan Chase & Co.	2,597,342		95,088,691

Total			225,633,114

Diversified Telecommunication Services (4.7%)
AT&T, Inc.	3,098,018		74,941,055
CenturyLink, Inc.	206,233	(d)	6,869,621
Deutsche Telekom AG, ADR	1,008,170	(c)	11,790,548
Qwest Communications International, Inc.	5,843,311		30,677,383
Verizon Communications, Inc.	1,916,827	(d)	53,709,493
Windstream Corp.	1,344,466	(d)	14,197,561

Total			192,185,661

Electric Utilities (0.8%)
American Electric Power Co., Inc.	362,669		11,714,208
FirstEnergy Corp.	265,699	(d)	9,360,576
NextEra Energy, Inc.	207,475	(d)	10,116,481

Total			31,191,265

Electrical Equipment (3.1%)
ABB Ltd., ADR	1,882,081	(b,c)	32,522,360
Cooper Industries PLC	1,026,848	(d)	45,181,312
Emerson Electric Co.	870,332	(d)	38,024,805
Hubbell, Inc., Class B	303,103		12,030,158

Total			127,758,635

Electronic Equipment, Instruments & Components (0.4%)
Tyco Electronics Ltd.	626,893	(c)	15,910,544

Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	776,653		32,285,465
Halliburton Co.	1,694,747	(d)	41,606,039
Schlumberger Ltd.	729,993	(d)	40,397,813
Tenaris SA, ADR	443,634	(c,d)	15,354,173
Transocean Ltd.	454,349	(b,c,d)	21,049,989

Total			150,693,479

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	1,268,487		60,976,170

Health Care Equipment & Supplies (0.4%)
Medtronic, Inc.	428,471	(d)	15,540,643

Health Care Providers & Services (0.2%)
WellPoint, Inc.	187,794	(b)	9,188,760

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (0.9%)
Carnival Corp. Unit	1,217,887		36,828,903

Household Durables (0.8%)
DR Horton, Inc.	445,273	(d)	4,377,034
KB Home	309,491	(d)	3,404,401
Pulte Group, Inc.	856,526	(b,d)	7,092,035
Stanley Black & Decker, Inc.	360,074		18,190,938

Total			33,064,408

Independent Power Producers & Energy Traders (—%)
CB Calpine Escrow	6,000,000	(b,e)	6

Industrial Conglomerates (4.0%)
3M Co.	322,154	(d)	25,446,944
General Electric Co.	1,924,227		27,747,353
McDermott International, Inc.	1,294,283	(b)	28,034,170
Siemens AG, ADR	506,320	(c)	45,330,830
Tyco International Ltd.	1,055,974	(c)	37,201,964

Total			163,761,261

Insurance (7.1%)
ACE Ltd.	1,004,926	(c)	51,733,590
Axis Capital Holdings Ltd.	429,884	(c,d)	12,776,152
Endurance Specialty Holdings Ltd.	603,690	(c,d)	22,656,486
PartnerRe Ltd.	238,805	(c,d)	16,749,783
The Travelers Companies, Inc.	818,086		40,290,735
XL Group PLC	9,022,878	(c,d)	144,456,277

Total			288,663,023

IT Services (3.7%)
Accenture PLC, Class A	1,091,499	(c,d)	42,186,436
Computer Sciences Corp.	307,313		13,905,913
IBM Corp.	498,638		61,571,821
Mastercard, Inc., Class A	161,036	(d)	32,131,513

Total			149,795,683

Life Sciences Tools & Services (2.0%)
Life Technologies Corp.	755,990	(b,d)	35,720,528
Thermo Fisher Scientific, Inc.	885,534	(b)	43,435,442

Total			79,155,970

Machinery (6.3%)
Caterpillar, Inc.	889,840	(d)	53,452,689
Deere & Co.	728,018	(d)	40,536,042
Eaton Corp.	688,018	(d)	45,023,898
Illinois Tool Works, Inc.	1,038,789		42,881,210
Ingersoll-Rand PLC	961,231	(c,d)	33,152,857
Parker Hannifin Corp.	745,597		41,350,810

Total			256,397,506

Media (1.1%)
Comcast Corp., Class A	607,145	(d)	10,546,109
Regal Entertainment Group, Class A	1,057,620		13,791,365
Time Warner, Inc.	489,253		14,144,304
Viacom, Inc., Class B	242,235		7,598,912

Total			46,080,690

Issuer	Shares		Value(a)
Metals & Mining (2.4%)
Alcoa, Inc.	1,441,111	(d)	14,497,577
Freeport-McMoRan Copper & Gold, Inc.	319,994		18,921,245
Nucor Corp.	469,113	(d)	17,957,646
Rio Tinto PLC, ADR	219,128	(c)	9,553,981
United States Steel Corp.	503,773	(d)	19,420,448
Vale SA, ADR	410,682	(c,d)	10,000,107
Xstrata PLC	394,545	(c)	5,164,358

Total			95,515,362

Multiline Retail (1.9%)
Macy’s, Inc.	1,738,766	(d)	31,123,911
Target Corp.	953,767		46,896,724

Total			78,020,635

Multi-Utilities (1.4%)
Dominion Resources, Inc.	949,315	(d)	36,776,463
Sempra Energy	450,178		21,063,829

Total			57,840,292

Oil, Gas & Consumable Fuels (9.6%)
Anadarko Petroleum Corp.	523,642		18,898,240
Apache Corp.	455,361	(d)	38,336,843
Chevron Corp.	1,217,417		82,613,918
ConocoPhillips	1,157,764		56,834,635
Devon Energy Corp.	235,429		14,342,335
EnCana Corp.	368,392	(c)	11,177,013
Exxon Mobil Corp.	1,743,761		99,516,440
Marathon Oil Corp.	1,051,607		32,694,462
Pioneer Natural Resources Co.	326,701	(d)	19,422,374
Total SA, ADR	236,141	(c)	10,541,334

Total			384,377,594

Pharmaceuticals (7.4%)
Abbott Laboratories	302,839		14,166,808
Bristol-Myers Squibb Co.	4,087,690	(d)	101,946,990
Johnson & Johnson	209,097		12,349,269
Merck & Co., Inc.	2,840,985		99,349,246
Pfizer, Inc.	3,209,812		45,771,919
Teva Pharmaceutical Industries Ltd., ADR	493,881	(c)	25,676,873

Total			299,261,105

Real Estate Investment Trusts (REITs) (1.2%)
AvalonBay Communities, Inc.	118,577	(d)	11,071,534
Equity Residential	267,916	(d)	11,156,022
Pebblebrook Hotel Trust	517,873	(b)	9,761,906
ProLogis	758,752	(d)	7,686,158
Ventas, Inc.	212,726	(d)	9,987,486

Total			49,663,106

Road & Rail (0.6%)
Union Pacific Corp.	350,433		24,358,598

Semiconductors & Semiconductor Equipment (4.1%)
Intel Corp.	6,239,147		121,351,409
Microchip Technology, Inc.	731,935	(d)	20,303,877
Xilinx, Inc.	955,517	(d)	24,136,359

Total			165,791,645

Issuer	Shares		Value(a)
Software (2.1%)
Microsoft Corp.	2,081,991	(d)	47,906,613
Oracle Corp.	1,752,137		37,600,860

Total			85,507,473

Specialty Retail (1.8%)
Home Depot, Inc.	1,975,192	(d)	55,443,640
Staples, Inc.	949,902		18,095,633

Total			73,539,273

Tobacco (3.8%)
Lorillard, Inc.	1,720,020		123,807,039
Philip Morris International, Inc.	634,052		29,064,944

Total			152,871,983

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	3,908,493	(b,d)	16,572,010

Total Common Stocks (Cost: $3,975,304,255)			$4,010,271,374

Bonds (0.4%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250%	$12,611,000	(d)	$16,028,581

Total Bonds (Cost: $12,611,000)				$16,028,581

Money Market Fund (0.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	33,104,791	(f)	$33,104,791

Total Money Market Fund (Cost: $33,104,791)			$33,104,791

Investments of Cash Collateral Received for Securities on Loan (24.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.3%)
Amsterdam Funding Corp.
08-16-10	0.450%	$4,996,500	$4,996,500
Antalis US Funding Corp.
07-01-10	0.200	4,999,972	4,999,972
07-06-10	0.360	4,999,600	4,999,600
07-16-10	0.430	4,998,507	4,998,507
07-28-10	0.410	14,994,875	14,994,875
Ebbets Funding LLC
07-09-10	0.601	4,995,000	4,995,000
Grampian Funding LLC
07-06-10	0.400	14,994,667	14,994,667
07-27-10	0.380	4,998,469	4,998,469
Newport Funding Corp.
07-28-10	0.370	4,998,458	4,998,458

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Regency Markets No. 1 LLC
07-09-10	0.330	2,999,725	2,999,725
Rheingold Securitization
07-13-10	0.500	16,985,500	16,985,500
07-26-10	0.560	9,995,644	9,995,644
Royal Park Investments Funding Corp.
07-08-10	0.430	16,994,517	16,994,517
09-22-10	0.601	9,985,667	9,985,667
Scaldis Capital LLC
07-12-10	0.410	9,996,356	9,996,356
07-12-10	0.420	21,992,813	21,992,813
07-20-10	0.410	4,998,349	4,998,349
07-21-10	0.410	4,998,292	4,998,292
Versailles Commercial Paper LLC
08-23-10	0.681	8,989,290	8,989,290
Working Capital Management Co., L.P.
07-07-10	0.350	1,999,844	1,999,844

Total			174,912,045

Certificates of Deposit (15.7%)
Banco Popular Caisse d’Epargne
09-24-10	0.670	9,982,907	9,982,907
Banque et Caisse d’Epargne de l’Etat
07-21-10	0.470	9,996,085	9,996,085
Banque Federative du Credit Mutuel
07-06-10	0.410	19,979,294	19,979,294
07-07-10	0.405	3,995,909	3,995,909
Barclays Bank PLC
08-31-10	0.447	21,000,000	21,000,000
BNP Paribas
10-15-10	0.420	15,000,000	15,000,000
BRED Banque Populaire
08-13-10	0.620	14,984,516	14,984,516
Caisse des Depots
07-09-10	0.460	19,992,336	19,992,336
Credit Agricole
10-12-10	0.420	42,000,000	42,000,000
Credit Industrial et Commercial
08-02-10	0.460	10,000,000	10,000,000
08-18-10	0.680	5,000,000	5,000,000
Credit Suisse
07-22-10	0.460	20,000,000	20,000,000
Deutsche Bank AG
12-06-10	0.531	20,000,000	20,000,000
Dexia Bank SA
07-19-10	0.650	5,996,644	5,996,644
Dexia Credit Local
07-28-10	0.650	30,000,250	30,000,250
DZ Bank AG
07-07-10	0.510	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07-01-10	0.500	9,999,028	9,999,028
07-06-10	0.500	14,998,542	14,998,542
07-07-10	0.500	4,999,514	4,999,514
Hong Kong Shanghai Bank Corp., Ltd.
07-01-10	0.325	50,000,000	50,000,000
KBC Bank NV
07-07-10	0.690	3,000,000	3,000,000
07-14-10	0.680	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Landesbank Hessen Thuringen
07-01-10	0.300	20,000,000	20,000,000
Macquarie Bank Ltd.
07-02-10	0.440	9,999,144	9,999,144
07-06-10	0.450	14,998,688	14,998,688
National Bank of Canada
07-01-10	0.240	20,000,000	20,000,000
Nederlandse Waterschapsbank NV
07-13-10	0.485	24,979,472	24,979,472
NyKredit Bank
08-06-10	0.460	5,000,000	5,000,000
Overseas Chinese Banking Corp.
09-29-10	0.590	10,000,000	10,000,000
Rabobank Group
10-27-10	0.397	21,000,000	21,000,000
11-03-10	0.411	10,000,000	10,000,000
Raiffeisen Zentralbank Oesterreich
07-01-10	0.400	10,000,000	10,000,000
07-06-10	0.520	19,997,978	19,997,978
Royal Bank of Scotland
08-16-10	0.540	10,000,000	10,000,000
Societe Generale
09-01-10	0.655	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp.
08-16-10	0.520	15,000,000	15,000,000
08-20-10	0.510	10,000,000	10,000,000
Unicredit BK AG
07-02-10	0.400	20,000,000	20,000,000
07-12-10	0.420	25,000,000	25,000,000
United Overseas Bank Ltd.
07-19-10	0.500	25,000,000	25,000,000

Total			636,900,307

Commercial Paper (0.5%)
Toyota Motor Credit Corp.
08-19-10	0.531	14,979,462	14,979,462
08-23-10	0.531	4,992,860	4,992,860

Total			19,972,322

Repurchase Agreements (3.6%)(g)
Banc of America Securities LLC dated 06-30-10, matures 07-01-10, repurchase price $20,000,028	0.050	20,000,000	20,000,000
Barclays Capital, Inc. dated 02-08-10, matures 07-30-10, repurchase price $50,015,000	0.360	50,000,000	50,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $4,377,737	0.030	4,377,734	4,377,734
Morgan Stanley dated 02-22-10, matures 07-30-10, repurchase price $35,012,542	0.430	35,000,000	35,000,000
Morgan Stanley dated 06-30-10, matures 07-01-10, repurchase price $5,000,042	0.300	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Nomura Securities dated 06-30-10, matures 07-01-10, repurchase price $10,000,072	0.260	10,000,000	10,000,000
RBS Securities, Inc. dated 04-01-10, matures 08-04-10, repurchase price $20,007,000	0.360	20,000,000	20,000,000

Total			144,377,734

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $976,162,408)			$976,162,408

Total Investments in Securities (Cost: $4,997,182,454)(h)			$5,035,567,154

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 14.80% of net assets.

(d)	At June 30, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2010 was $6, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

Acquisition
Security	dates	Cost

CB Calpine Escrow	12-20-01 thru 12-21-01	$—
(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.050%)

Security description	Value (a)

Fannie Mae Pool	$14,145,206
Freddie Mac Gold Pool	3,081,634
Freddie Mac Non Gold Pool	3,173,160

Total market value of collateral securities	$20,400,000

Barclays Capital, Inc. (0.360%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$3,497,171
Credit Suisse Mortgage Capital Certificates	5,908,474
Fannie Mae REMICS	443,833
Freddie Mac REMICS	965,068
Government National Mortgage Association	10,063
Granite Master Issuer PLC	7,663,117
GS Mortgage Securities Corp II	2,625,691
LB Commercial Conduit Mortgage Trust	4,184,540
LB-UBS Commercial Mortgage Trust	2,581,981
Morgan Stanley Capital I	2,422,829
Morgan Stanley Reremic Trust	1,499,357
Paragon Mortgages PLC	16,964,804
Wachovia Bank Commercial Mortgage Trust	3,691,338

Total market value of collateral securities	$52,458,266

Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$781,265
Government National Mortgage Association	3,684,023

Total market value of collateral securities	$4,465,288

Morgan Stanley (0.430%)

Security description	Value (a)

Access Group Inc	$703,773
American Express Credit Account Master Trust	609,189
Banc of America Large Loan Inc	438,712
Brazos Higher Education Authority	223,936
Capital Auto Receivables Asset Trust	411,305
Capital One Multi-Asset Execution Trust	231,048
Chase Issuance Trust	292,347
Citibank Credit Card Issuance Trust	1,517,958
Citigroup Commercial Mortgage Trust	865,684
Citigroup/Deutsche Bank Commercial Mortgage Trust	605,368
College Loan Corp Trust	211,481
Commercial Mortgage Asset Trust	229,120
Commercial Mortgage Pass Through Certificates	874,004
Credit Suisse First Boston Mortgage Securities Corp	539,152
Credit Suisse Mortgage Capital Certificates	1,310,520
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	193,522
DFR Middle Market CLO Ltd	978,300
Discover Card Master Trust I	193,688
Education Funding Capital Trust I	287,283
Fannie Mae Whole Loan	430,072
First Union National Bank Commercial Mortgage	343,108
Ford Credit Auto Owner Trust	279,233
Granite Master Issuer PLC	562,701
GS Mortgage Securities Corp II	501,913
JP Morgan Chase Commercial Mortgage Securities Corp	182,215
LB-UBS Commercial Mortgage Trust	206,776
Leafs CDO I Ltd	1,528,235
Marathon CLO Ltd	2,486,862
MBNA Credit Card Master Note Trust	1,590,907
Merrill Auto Trust Securitization	302,725
Merrill Lynch Floating Trust	248,696
Merrill Lynch Mortgage Trust	643,119
Merrill Lynch/Countrywide Commercial Mortgage Trust	243,348
Morgan Stanley Capital I	1,322,892
Northstar Education Finance Inc	373,599
Saxon Asset Securities Trust	153,593
SLC Student Loan Trust	688,386
SLM Student Loan Trust	9,724,245
Structured Asset Mortgage Investments Inc	232,348
Wachovia Bank Commercial Mortgage Trust	3,201,416
WaMu Mortgage Pass Through Certificates	145,461
Wells Fargo Mortgage Backed Securities Trust	424,253
World Omni Auto Receivables Trust	204,858

Total market value of collateral securities	$36,737,351

Morgan Stanley (0.300%)

Security description	Value (a)

United States Treasury Note/Bond	$5,125,751

Total market value of collateral securities	$5,125,751

Nomura Securities (0.260%)

Security description	Value (a)

American Express Credit Account Master Trust	$127,754
BA Credit Card Trust	149,858
Banc of America Commercial Mortgage Inc	6,911
Bank of America Auto Trust	658,664
Bayview Commercial Asset Trust	41,396
Bear Stearns Commercial Mortgage Securities	2,950
Capital One Multi-Asset Execution Trust	7,310
CarMax Auto Owner Trust	197,938
Caterpillar Financial Asset Trust	9,304
CenterPoint Energy Transition Bond Co LLC	258,182
Chase Issuance Trust	548,425
Citibank Credit Card Issuance Trust	923,570
Citigroup Commercial Mortgage Trust	355,469
Citigroup/Deutsche Bank Commercial Mortgage Trust	760,600
College Loan Corp Trust	58,318
Connecticut RRB Special Purpose Trust CL&P	239,596
Credit Suisse First Boston Mortgage Securities Corp	97,827
Credit Suisse Mortgage Capital Certificates	68,398
Discover Card Master Trust	702,691
Entergy Gulf States Reconstruction Funding LLC	174,226
FHLMC Structured Pass Through Securities	9,027
Ford Credit Auto Lease Trust	398,711
Ford Credit Auto Owner Trust	42,806
Ford Credit Floorplan Master Owner Trust	11,235
GE Capital Commercial Mortgage Corp	79,177
Greenwich Capital Commercial Funding Corp	97,079
GS Mortgage Securities Corp II	13,239
Harley-Davidson Motorcycle Trust	327,508
Honda Auto Receivables Owner Trust	72,559
Household Automotive Trust	225,361
John Deere Owner Trust	9,045
JP Morgan Chase Commercial Mortgage Securities Corp	456,924
LB-UBS Commercial Mortgage Trust	654,882
MBNA Credit Card Master Note Trust	377,024
Morgan Stanley Capital I	70,915
Morgan Stanley Dean Witter Capital I	2,278
Nissan Auto Receivables Owner Trust	41,520
PG&E Energy Recovery Funding LLC	71,018
Public Service New Hampshire Funding LLC	86,746
Salomon Brothers Mortgage Securities VII Inc	570,423
SLM Student Loan Trust	829,065
USAA Auto Owner Trust	80,023
Volkswagen Auto Loan Enhanced Trust	113,271
Wachovia Bank Commercial Mortgage Trust	402,752
World Omni Auto Receivables Trust	58,627
World Omni Automobile Lease Securitization Trust	9,133

Total market value of collateral securities	$10,499,735

RBS Securities, Inc. (0.360%)

Security description	Value (a)

AH Mortgage Advance Trust	$309,588
American Home Mortgage Investment Trust	433,362
Banc of America Commercial Mortgage Inc	608,146
Banc of America Large Loan Inc	1,210,547
Bella Vista Mortgage Trust	21,063
CC Mortgage Funding Corp	130,523
Commercial Mortgage Pass Through Certificates	36,572
Credit Suisse First Boston Mortgage Securities Corp	399,219
Credit Suisse Mortgage Capital Certificates	394,834
Deutsche Mortgage Securities Inc	162,515
First Horizon Alternative Mortgage Securities	23,810
First Republic Mortgage Loan Trust	461,675
Ford Credit Floorplan Master Owner Trust	988,725
Greenwich Capital Commercial Funding Corp	319,537
GS Mortgage Securities Corp II	903,989
Harborview Mortgage Loan Trust	87,279
Harley-Davidson Motorcycle Trust	54,365
JP Morgan Chase Commercial Mortgage Securities Corp	1,400,789
LB-UBS Commercial Mortgage Trust	81,548
MLCC Mortgage Investors Inc	2,319
Morgan Stanley Capital I	941,444
MortgageIT Trust	42,286
Sequoia Mortgage Trust	2,772
Structured Asset Securities Corp	148,011
Thornburg Mortgage Securities Trust	772,088
Wachovia Bank Commercial Mortgage Trust	10,377,149
WaMu Mortgage Pass Through Certificates	563,675
Wells Fargo Mortgage Backed Securities Trust	122,382

Total market value of collateral securities	$21,000,212

(h)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $4,997,182,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$384,751,000
Unrealized depreciation	(346,366,000)

Net unrealized appreciation	$38,385,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Independent Power Producers & Energy Traders	$—	$—	$6	$6
Metals & Mining	90,351,004	5,164,358	—	95,515,362
All Other Industries	3,914,756,006	—	—	3,914,756,006

Total Equity Securities	4,005,107,010	5,164,358	6	4,010,271,374

Bonds
Corporate Debt Securities	—	16,028,581	—	16,028,581

Total Bonds	—	16,028,581	—	16,028,581

Other
Affiliated Money Market Fund(c)	33,104,791	—	—	33,104,791
Investments of Cash Collateral Received for Securities on Loan	—	976,162,408	—	976,162,408

Total Other	33,104,791	976,162,408	—	1,009,267,199

Total	$4,038,211,801	$997,355,347	$6	$5,035,567,154

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Sept. 30, 2009	$6
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$6

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $0.

Portfolio of Investments
RiverSource Mid Cap Value Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
Goodrich Corp.	389,066	(e)	$25,775,623

Airlines (1.1%)
AMR Corp.	255,251	(b,e)	1,730,602
Continental Airlines, Inc., Class B	280,721	(b,e)	6,175,862
Delta Air Lines, Inc.	603,555	(b,e)	7,091,772
UAL Corp.	181,061	(b,e)	3,722,614
US Airways Group, Inc.	467,527	(b,e)	4,025,407

Total			22,746,257

Auto Components (0.9%)
The Goodyear Tire & Rubber Co.	1,839,117	(b)	18,280,823

Automobiles (0.2%)
Ford Motor Co.	343,999	(b,e)	3,467,510

Capital Markets (1.2%)
Artio Global Investors, Inc.	243,235		3,828,519
Invesco Ltd.	1,229,416		20,691,071

Total			24,519,590

Chemicals (4.8%)
Agrium, Inc.	339,325	(c)	16,606,566
Eastman Chemical Co.	529,960	(e)	28,278,665
Huntsman Corp.	977,904		8,478,428
Lubrizol Corp.	288,436	(e)	23,164,295
PPG Industries, Inc.	409,654		24,747,198

Total			101,275,152

Commercial Banks (0.9%)
Fifth Third Bancorp	631,779		7,764,564
Marshall & Ilsley Corp.	284,776		2,044,692
Regions Financial Corp.	150,581	(e)	990,823
SunTrust Banks, Inc.	342,118		7,971,349
Zions Bancorporation	48,221	(e)	1,040,127

Total			19,811,555

Commercial Services & Supplies (0.8%)
Ritchie Bros Auctioneers, Inc.	982,929	(c,e)	17,908,966

Communications Equipment (0.8%)
Brocade Communications Systems, Inc.	1,883,259	(b,e)	9,717,617
Tellabs, Inc.	1,123,744	(e)	7,180,724

Total			16,898,341

Issuer	Shares		Value(a)
Construction & Engineering (3.2%)
Chicago Bridge & Iron Co. NV	868,322	(b,c)	16,333,136
Fluor Corp.	271,700		11,547,250
Foster Wheeler AG	572,673	(b,c,e)	12,060,493
Insituform Technologies, Inc., Class A	138,246	(b,e)	2,831,278
Jacobs Engineering Group, Inc.	364,381	(b,e)	13,278,044
KBR, Inc.	578,325	(e)	11,763,131

Total			67,813,332

Construction Materials (0.7%)
Cemex SAB de CV, ADR	1,564,860	(b,c,e)	15,132,196

Diversified Financial Services (1.1%)
CIT Group, Inc.	437,852	(b,e)	14,825,668
Pico Holdings, Inc.	251,349	(b,e)	7,532,930

Total			22,358,598

Diversified Telecommunication Services (2.9%)
CenturyLink, Inc.	635,920	(e)	21,182,495
Qwest Communications International, Inc.	4,103,253		21,542,079
Windstream Corp.	1,877,633	(e)	19,827,804

Total			62,552,378

Electric Utilities (1.7%)
Allegheny Energy, Inc.	607,245		12,557,827
Pepco Holdings, Inc.	1,008,207	(e)	15,808,685
Pinnacle West Capital Corp.	207,572		7,547,318

Total			35,913,830

Electrical Equipment (4.0%)
AO Smith Corp.	357,868	(e)	17,245,659
Cooper Industries PLC	1,187,860		52,265,840
Rockwell Automation, Inc.	325,718	(e)	15,989,497

Total			85,500,996

Electronic Equipment, Instruments & Components (2.3%)
Agilent Technologies, Inc.	869,637	(b)	24,723,780
Avnet, Inc.	681,717	(b)	16,436,197
Celestica, Inc.	978,170	(b,c)	7,884,050

Total			49,044,027

Energy Equipment & Services (3.6%)
Cameron International Corp.	325,561	(b)	10,587,244
Helix Energy Solutions Group, Inc.	923,728	(b,e)	9,948,551
Nabors Industries Ltd.	577,478	(b,c)	10,175,162
Noble Corp.	386,486	(b,c)	11,946,282
Oceaneering International, Inc.	173,696	(b)	7,798,950
Smith International, Inc.	696,764		26,233,165

Total			76,689,354

Gas Utilities (1.0%)
EQT Corp.	263,957		9,539,406
Questar Corp.	273,964		12,462,622

Total			22,002,028

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (1.7%)
Boston Scientific Corp.	1,868,337	(b)	10,836,355
Hospira, Inc.	429,534	(b)	24,676,728

Total			35,513,083

Health Care Providers & Services (1.6%)
CIGNA Corp.	619,034		19,227,196
Universal Health Services, Inc., Class B	383,279	(e)	14,622,094

Total			33,849,290

Hotels, Restaurants & Leisure (1.2%)
Penn National Gaming, Inc.	828,738	(b)	19,143,848
Royal Caribbean Cruises Ltd.	232,544	(b,e)	5,295,027

Total			24,438,875

Household Durables (1.2%)
DR Horton, Inc.	395,205	(e)	3,884,865
KB Home	201,457	(e)	2,216,027
Mohawk Industries, Inc.	221,621	(b,e)	10,141,377
Pulte Group, Inc.	463,804	(b,e)	3,840,297
Stanley Black & Decker, Inc.	121,050		6,115,446

Total			26,198,012

Industrial Conglomerates (1.3%)
McDermott International, Inc.	1,300,640	(b)	28,171,862

Insurance (8.4%)
AON Corp.	217,818		8,085,404
Assurant, Inc.	613,473		21,287,513
Axis Capital Holdings Ltd.	585,704	(c)	17,407,123
Everest Re Group Ltd.	326,773	(c)	23,109,387
Lincoln National Corp.	729,931	(e)	17,730,024
PartnerRe Ltd.	321,809	(c)	22,571,683
Transatlantic Holdings, Inc.	204,606		9,812,904
XL Group PLC	3,748,988	(c)	60,021,297

Total			180,025,335

IT Services (0.5%)
Computer Sciences Corp.	225,407		10,199,667

Leisure Equipment & Products (1.3%)
Hasbro, Inc.	649,206	(e)	26,682,367

Life Sciences Tools & Services (1.0%)
Life Technologies Corp.	443,354	(b)	20,948,477

Machinery (5.1%)
AGCO Corp.	567,141	(b,e)	15,295,793
Eaton Corp.	600,620		39,304,572
Ingersoll-Rand PLC	713,522	(c,e)	24,609,373
Parker Hannifin Corp.	314,819	(e)	17,459,862
The Manitowoc Co., Inc.	1,187,022	(e)	10,849,381

Total			107,518,981

Media (1.6%)
National CineMedia, Inc.	1,092,561		18,202,066
Regal Entertainment Group, Class A	1,225,820		15,984,693

Total			34,186,759

Issuer	Shares		Value(a)
Metals & Mining (2.1%)
Cliffs Natural Resources, Inc.	150,152		7,081,168
Freeport-McMoRan Copper & Gold, Inc.	293,369		17,346,910
Steel Dynamics, Inc.	759,370	(e)	10,016,090
United States Steel Corp.	254,984	(e)	9,829,633

Total			44,273,801

Multiline Retail (1.3%)
Macy’s, Inc.	1,489,915		26,669,479

Multi-Utilities (3.1%)
DTE Energy Co.	267,996	(e)	12,223,298
Sempra Energy	751,483		35,161,889
Wisconsin Energy Corp.	371,354		18,842,502

Total			66,227,689

Oil, Gas & Consumable Fuels (7.3%)
Alpha Natural Resources, Inc.	533,113	(b)	18,056,537
El Paso Corp.	1,283,798		14,262,996
Enbridge, Inc.	1,025,763	(c)	47,800,555
Newfield Exploration Co.	371,729	(b,e)	18,162,679
Pioneer Natural Resources Co.	359,898	(e)	21,395,936
Southwestern Energy Co.	327,992	(b)	12,673,611
Sunoco, Inc.	178,675	(e)	6,212,530
Ultra Petroleum Corp.	263,056	(b,e)	11,640,228
Valero Energy Corp.	367,489		6,607,452

Total			156,812,524

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	946,822	(b,e)	6,334,239

Pharmaceuticals (5.0%)
Forest Laboratories, Inc.	1,426,119	(b)	39,118,444
Mylan, Inc.	3,021,112	(b,e)	51,479,748
Watson Pharmaceuticals, Inc.	391,016	(b)	15,863,519

Total			106,461,711

Real Estate Investment Trusts (REITs) (3.7%)
AvalonBay Communities, Inc.	111,961	(e)	10,453,799
Boston Properties, Inc.	114,881	(e)	8,195,611
Equity Residential	421,707	(e)	17,559,879
Pebblebrook Hotel Trust	260,926	(b)	4,918,455
ProLogis	838,112	(e)	8,490,075
Rayonier, Inc.	315,410	(e)	13,884,348
Ventas, Inc.	310,375	(e)	14,572,106

Total			78,074,273

Real Estate Management & Development (0.4%)
The St Joe Co.	403,706	(b,e)	9,349,831

Road & Rail (2.9%)
Con-way, Inc.	185,807	(e)	5,577,926
CSX Corp.	344,356	(e)	17,090,388
JB Hunt Transport Services, Inc.	143,206	(e)	4,678,540

Issuer	Shares		Value(a)
Kansas City Southern	581,333	(b)	21,131,455
Knight Transportation, Inc.	135,712	(e)	2,746,811
Landstar System, Inc.	102,848		4,010,044
Old Dominion Freight Line, Inc.	91,715	(b,e)	3,222,865
Werner Enterprises, Inc.	150,078	(e)	3,285,207

Total			61,743,236

Semiconductors & Semiconductor Equipment (2.6%)
LSI Corp.	9,236,197	(b,e)	42,486,506
Microchip Technology, Inc.	447,927	(e)	12,425,495

Total			54,912,001

Software (3.6%)
Adobe Systems, Inc.	604,174	(b)	15,968,319
Autodesk, Inc.	625,140	(b,e)	15,228,410
BMC Software, Inc.	690,019	(b,e)	23,895,359
Check Point Software Technologies Ltd.	745,130	(b,c,e)	21,966,432

Total			77,058,520

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	419,974	(e)	12,889,002
Bed Bath & Beyond, Inc.	142,633	(b,e)	5,288,832

Total			18,177,834

Textiles, Apparel & Luxury Goods (0.9%)
VF Corp.	260,020	(e)	18,508,224

Tobacco (3.1%)
Lorillard, Inc.	913,057		65,721,843

Trading Companies & Distributors (0.6%)
WW Grainger, Inc.	124,106	(e)	12,342,342

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	3,828,141	(b)	16,231,318

Total Common Stocks (Cost: $2,090,563,697)			$2,034,322,129

Equity-Linked Notes (2.3%)(g)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Deutsche Bank AG
Absolute Trigger Mandatory Exchangeable Notes
11-02-10	0.000%	$65,873,000	(c,d,f)	$48,976,576

Total Equity-Linked Notes (Cost: $65,873,000)				$48,976,576

Bonds (0.3%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Automotive
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250%	$5,595,000		$7,111,245

Total Bonds (Cost: $5,595,000)				$7,111,245

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	22,670,266	(h)	$22,670,266

Total Money Market Fund (Cost: $22,670,266)			$22,670,266

Investments of Cash Collateral Received for Securities on Loan (25.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.2%)
Amsterdam Funding Corp.
08-16-10	0.450%	$4,996,500	$4,996,500
Antalis US Funding Corp.
07-01-10	0.200	4,999,972	4,999,972
07-06-10	0.360	1,999,840	1,999,840
07-16-10	0.430	4,998,507	4,998,507
Grampian Funding LLC
07-06-10	0.400	9,996,445	9,996,445
07-27-10	0.380	6,997,857	6,997,857
Newport Funding Corp.
07-28-10	0.370	4,998,458	4,998,458
Regency Markets No. 1 LLC
07-09-10	0.330	1,999,817	1,999,817
Rheingold Securitization
07-26-10	0.560	6,996,951	6,996,951
Royal Park Investments Funding Corp.
09-22-10	0.601	6,989,967	6,989,967
Scaldis Capital LLC
07-01-10	0.410	9,996,811	9,996,811
07-12-10	0.420	4,998,367	4,998,367
07-20-10	0.410	3,998,679	3,998,679
Thames Asset Global Securities
09-20-10	0.551	4,992,819	4,992,819
Versailles Commercial Paper LLC
08-23-10	0.681	7,990,480	7,990,480
Working Capital Management Co., L.P.
07-07-10	0.350	1,999,844	1,999,844

Total			88,951,314

Certificates of Deposit (15.8%)
Banco Popular Caisse d’Epargne
09-24-10	0.670	4,991,454	4,991,454
Banque et Caisse d’Epargne de l’Etat
07-21-10	0.470	4,998,042	4,998,042
Barclays Bank PLC
08-31-10	0.447	11,000,000	11,000,000
BNP Paribas
10-15-10	0.420	14,000,000	14,000,000
Caisse des Depots
07-09-10	0.460	9,996,168	9,996,168
07-26-10	0.400	9,993,005	9,993,005
Clydesdale Bank PLC
08-16-10	0.560	10,000,000	10,000,000
Credit Agricole
10-12-10	0.420	21,000,000	21,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Credit Industrial et Commercial
07-01-10	0.400	12,500,000	12,500,000
08-02-10	0.460	15,000,000	15,000,000
Deutsche Bank AG
12-06-10	0.531	15,000,000	15,000,000
Dexia Bank SA
07-06-10	0.650	5,000,044	5,000,044
07-19-10	0.650	4,997,203	4,997,203
Dexia Credit Local
07-28-10	0.650	10,000,083	10,000,083
DZ Bank AG
07-07-10	0.400	20,000,000	20,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07-06-10	0.500	9,999,028	9,999,028
07-07-10	0.500	4,999,514	4,999,514
KBC Bank NV
07-07-10	0.690	10,000,000	10,000,000
Macquarie Bank Ltd.
07-02-10	0.440	9,999,145	9,999,145
07-06-10	0.450	4,999,563	4,999,563
National Australia Bank Ltd.
08-09-10	0.370	3,996,139	3,996,139
Natixis
07-01-10	0.360	9,993,704	9,993,704
Norinchukin Bank
07-09-10	0.350	10,000,000	10,000,000
08-25-10	0.550	8,000,000	8,000,000
NyKredit Bank
08-06-10	0.460	5,000,000	5,000,000
Rabobank Group
10-27-10	0.397	15,000,000	15,000,000
11-03-10	0.411	10,000,000	10,000,000
Raiffeisen Zentralbank Oesterreich
07-06-10	0.520	9,998,989	9,998,989
Societe Generale
09-01-10	0.655	13,000,000	13,000,000
Unicredit BK AG
07-02-10	0.400	18,000,000	18,000,000
07-12-10	0.420	10,000,000	10,000,000
United Overseas Bank Ltd.
07-19-10	0.500	10,000,000	10,000,000
Westpack Banking Corp.
11-03-10	0.391	5,000,000	5,000,000

Total			336,462,081

Commercial Paper (0.5%)
Toyota Motor Credit Corp.
08-19-10	0.531	9,986,308	9,986,308

Repurchase Agreements (4.5%)(i)
Banc of America Securities LLC dated 06-30-10, matures 07-01-10, repurchase price $10,000,014	0.050	10,000,000	10,000,000
Barclays Capital, Inc. dated 03-22-10, matures 07-30-10, repurchase price $10,003,000	0.360	10,000,000	10,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Cantor Fitzgerald & Co. dated 06-30-10, matures 07-01-10, repurchase price $35,000,088	0.090	35,000,000	35,000,000
Citigroup Global Markets, Inc. dated 06-30-10, matures 07-01-10, repurchase price $5,000,017	0.120	5,000,000	5,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $10,202,476	0.030	10,202,468	10,202,468
Morgan Stanley dated 01-15-10, matures 07-30-10, repurchase price $10,003,000	0.360	10,000,000	10,000,000
RBS Securities, Inc. dated 04-01-10, matures 08-04-10, repurchase price $10,003,500	0.360	10,000,000	10,000,000
RBS Securities, Inc. dated 06-30-10, matures 07-01-10, repurchase price $5,000,036	0.260	5,000,000	5,000,000

Total			95,202,468

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $530,602,171)			$530,602,171

Total Investments in Securities (Cost: $2,715,304,134)(j)			$2,643,682,387

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 17.66% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $48,976,576 or 2.31% of net assets.

(e)	At June 30, 2010, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2010 was $48,976,576, representing 2.31% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Deutsche Bank AG
Absolute Trigger Mandatory Exchangeable Notes —% 2010	04-21-10	$65,873,000

(g)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.050%)

Security description	Value (a)

Fannie Mae Pool	$7,072,603
Freddie Mac Gold Pool	1,540,817
Freddie Mac Non Gold Pool	1,586,580

Total market value of collateral securities	$10,200,000

Barclays Capital, Inc. (0.360%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$699,434
Credit Suisse Mortgage Capital Certificates	1,181,695
Fannie Mae REMICS	88,767
Freddie Mac REMICS	193,014
Government National Mortgage Association	2,013
Granite Master Issuer PLC	1,532,623
GS Mortgage Securities Corp II	525,138
LB Commercial Conduit Mortgage Trust	836,907
LB-UBS Commercial Mortgage Trust	516,396
Morgan Stanley Capital I	484,566
Morgan Stanley Reremic Trust	299,871
Paragon Mortgages PLC	3,392,961
Wachovia Bank Commercial Mortgage Trust	738,268

Total market value of collateral securities	$10,491,653

Cantor Fitzgerald & Co. (0.090%)

Security description	Value (a)

Fannie Mae Discount Notes	$42,559
Fannie Mae Interest Strip	440,211
Fannie Mae Pool	7,071,593
Fannie Mae Principal Strip	7,184
Fannie Mae REMICS	5,100,452
Federal Farm Credit Bank	2,233,888
Federal Home Loan Banks	3,071,815
Federal Home Loan Mortgage Corp	2,202,725
Federal National Mortgage Association	1,084,627
FHLMC Structured Pass Through Securities	1,036,315
Freddie Mac Discount Notes	159,904
Freddie Mac Gold Pool	549,735
Freddie Mac Non Gold Pool	2,162,512
Freddie Mac Reference REMIC	37,620
Freddie Mac REMICS	569,690
Freddie Mac Strips	609,854
Ginnie Mae I Pool	2,960,569
Ginnie Mae II Pool	2,458,876
GNMA Callable Pass Through Securities	47,661
Government National Mortgage Association	1,141,629
United States Treasury Inflation Indexed Bonds	260,393
United States Treasury Note/Bond	348,965
United States Treasury Strip Coupon	1,854,683
United States Treasury Strip Principal	246,541

Total market value of collateral securities	$35,700,001

Citigroup Global Markets, Inc. (0.120%)

Security description	Value (a)

Fannie Mae REMICS	$1,817,316
Fannie Mae-Aces	47,429
Freddie Mac Reference REMIC	296,040
Freddie Mac REMICS	2,597,993
Government National Mortgage Association	341,222

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$1,820,767
Government National Mortgage Association	8,585,750

Total market value of collateral securities	$10,406,517

Morgan Stanley (0.360%)

Security description	Value (a)

Allied Irish Banks	$808,514
Amstel Funding Corp	1,249,828
Atlantic Asset Securitization LLC	220,718
Autobahn Funding Company	231,425
Compass Sec LLC	297,334
Ebury Finance Ltd	1,232,211
LMA LMA Americas	696,273
Nationwide Building Society	707,888
NRW Bank	1,152,042
Romulus Funding Corp	154,912
Scaldis & Scaldis	857,308
Scaldis Capital Ltd/LLC	499,698
Silver Tower US Fund	1,404,955
Surrey Funding Corp	470,025
White Point Funding Inc	516,869

Total market value of collateral securities	$10,500,000

RBS Securities, Inc. (0.360%)

Security description	Value (a)

AH Mortgage Advance Trust	$154,794
American Home Mortgage Investment Trust	216,681
Banc of America Commercial Mortgage Inc	304,073
Banc of America Large Loan Inc	605,273
Bella Vista Mortgage Trust	10,532
CC Mortgage Funding Corp	65,261
Commercial Mortgage Pass Through Certificates	18,287
Credit Suisse First Boston Mortgage Securities Corp	199,610
Credit Suisse Mortgage Capital Certificates	197,418
Deutsche Mortgage Securities Inc	81,258
First Horizon Alternative Mortgage Securities	11,905
First Republic Mortgage Loan Trust	230,837
Ford Credit Floorplan Master Owner Trust	494,362
Greenwich Capital Commercial Funding Corp	159,768
GS Mortgage Securities Corp II	451,995
Harborview Mortgage Loan Trust	43,639
Harley-Davidson Motorcycle Trust	27,182
JP Morgan Chase Commercial Mortgage Securities Corp	700,395
LB-UBS Commercial Mortgage Trust	40,774
MLCC Mortgage Investors Inc	1,159
Morgan Stanley Capital I	470,722
MortgageIT Trust	21,143
Sequoia Mortgage Trust	1,386
Structured Asset Securities Corp	74,005
Thornburg Mortgage Securities Trust	386,044
Wachovia Bank Commercial Mortgage Trust	5,188,574
WaMu Mortgage Pass Through Certificates	281,838
Wells Fargo Mortgage Backed Securities Trust	61,191

Total market value of collateral securities	$10,500,106

RBS Securities, Inc. (0.260%)

Security description	Value (a)

Freddie Mac Gold Pool	$5,100,007

Total market value of collateral securities	$5,100,007

(j)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $2,715,304,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$145,593,000
Unrealized depreciation	(217,215,000)

Net unrealized depreciation	$(71,622,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$2,034,322,129	$—	$—	$2,034,322,129

Total Equity Securities	2,034,322,129	—	—	2,034,322,129

Bonds
Corporate Debt Securities	—	7,111,245	—	7,111,245

Total Bonds	—	7,111,245	—	7,111,245

Other
Equity-Linked Notes	—	48,976,576	—	48,976,576
Affiliated Money Market Fund(c)	22,670,266	—	—	22,670,266
Investments of Cash Collateral Received for Securities on Loan	—	530,602,171	—	530,602,171

Total Other	22,670,266	579,578,747	—	602,249,013

Total	$2,056,992,395	$586,689,992	$—	$2,643,682,387

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Investment Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date August 26, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date August 26, 2010